UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

June 30, 2009

Prime Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1) ― 40.3%
American Honda Finance Corp., 0.70%, 7/7/09	$ 15,525,000	$ 15,523,189
American Honda Finance Corp., 0.80%, 7/8/09	14,000,000	13,997,822
American Honda Finance Corp., 0.65%, 8/25/09	19,000,000	18,981,132
American Honda Finance Corp., 0.43%, 9/10/09	14,500,000	14,487,703
ANZ National (Int'l) Ltd., 0.90%, 7/17/09(2)	45,000,000	44,982,000
Austin Texas, 1.02%, 8/4/09	12,422,000	12,410,268
BASF SE, 1.04%, 7/7/09(2)	65,000,000	64,988,842
BASF SE, 1.11%, 8/4/09(2)	5,000,000	4,994,806
BASF SE, 0.90%, 9/25/09(2)	23,000,000	22,950,550
BNP Paribas Finance, 0.70%, 7/6/09	18,000,000	17,998,250
Catholic Health Initiatives, 1.75%, 7/9/09	30,000,000	30,000,000
Catholic Health Initiatives, 1.80%, 8/10/09	55,663,000	55,663,000
Citibank Credit Card Issuance Trust, 0.45%, 8/10/09(2)	20,000,000	19,990,000
CRC Funding LLC, 0.28%, 7/28/09(2)	25,000,000	24,994,750
Crown Point Capital Co. LLC, 1.20%, 7/7/09(2)	20,000,000	19,996,000
Crown Point Capital Co. LLC, 1.15%, 7/14/09(2)	13,000,000	12,994,601
Crown Point Capital Co. LLC, 1.15%, 7/15/09(2)	2,000,000	1,999,106
Crown Point Capital Co. LLC, 0.70%, 9/16/09(2)	40,000,000	39,940,111
Eli Lilly & Co., 0.19%, 7/27/09(2)	36,226,000	36,221,029
Govco LLC, 0.40%, 9/1/09(2)	11,000,000	10,992,422
Govco LLC, 1.51%, 9/2/09(2)	10,000,000	9,973,750
Govco LLC, 0.78%, 12/11/09(2)	40,000,000	39,858,733
Govco LLC, 0.75%, 12/16/09(2)	10,000,000	9,965,000
Govco LLC, 0.80%, 12/21/09(2)	2,900,000	2,888,851
Honeywell International, Inc., 0.96%, 12/11/09(2)	25,000,000	24,892,465
Jupiter Securitization Co. LLC, 0.37%, 8/12/09(2)	29,000,000	28,987,482
Legacy Capital LLC, 1.20%, 7/2/09(2)	23,000,000	22,999,233
Legacy Capital LLC, 1.20%, 7/6/09(2)	3,000,000	2,999,500
Legacy Capital LLC, 1.20%, 7/8/09(2)	2,600,000	2,599,393
Legacy Capital LLC, 1.15%, 7/15/09(2)	12,000,000	11,994,633
Legacy Capital LLC, 1.05%, 8/3/09(2)	1,500,000	1,498,556
Legacy Capital LLC, 1.00%, 8/5/09(2)	13,000,000	12,987,361
Legacy Capital LLC, 0.55%, 9/8/09(2)	28,500,000	28,469,956
Lexington Parker Capital, 1.25%, 7/1/09(2)	20,000,000	20,000,000
Lexington Parker Capital, 0.90%, 7/24/09(2)	24,000,000	23,986,200
Lexington Parker Capital, 1.05%, 8/3/09(2)	8,000,000	7,992,300
Lexington Parker Capital, 0.50%, 8/14/09(2)	30,000,000	29,981,667
Pfizer, Inc., 0.32%, 12/1/09(2)	33,000,000	32,955,120
Pfizer, Inc., 0.46%, 2/26/10(2)	62,000,000	61,809,867
Providence Health & Services, 1.15%, 12/4/09	30,000,000	30,000,000
Providence Health Services, 1.50%, 7/8/09	7,000,000	7,000,000
Royal Bank of Canada, 0.58%, 9/28/09	30,000,000	29,956,983
Royal Bank of Scotland plc, 0.733%, 7/2/09	40,000,000	39,999,189
Salvation Army (The), 1.75%, 7/2/09	55,000,000	55,000,000
Salvation Army (The), 0.50%, 7/20/09	33,000,000	33,000,000
Swedbank AB, 0.57%, 11/16/09(2)	26,000,000	25,943,190
Swedbank AB, 0.53%, 12/2/09(2)	25,000,000	24,943,320
Toyota Credit Puerto Rico, 0.40%, 7/6/09	40,000,000	39,997,778
Yale University, 0.45%, 11/17/09	25,000,000	24,956,563
TOTAL COMMERCIAL PAPER		1,171,742,671

Prime Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES ― 31.3%

FFCB, 0.95%, 3/2/10	$ 5,000,000	$ 4,998,634
FFCB, 0.95%, 4/14/10	12,000,000	12,000,000
FFCB, 0.65%, 5/18/10	25,000,000	25,000,000
FFCB, 0.60%, 5/26/10	10,000,000	10,000,000
FFCB, 0.59%, 6/15/10	25,000,000	25,000,000
FHLB, VRN, 0.82%, 7/1/09	40,000,000	40,000,000
FHLB, VRN, 0.94%, 7/1/09	23,000,000	23,000,000
FHLB, VRN, 0.94%, 7/1/09	25,000,000	25,006,685
FHLB, 2.875%, 7/1/09	25,000,000	25,000,000
FHLB, VRN, 1.172%, 7/2/09	41,000,000	41,000,000
FHLB, VRN, 0.84%, 7/13/09	80,000,000	79,991,408
FHLB, 5.375%, 7/17/09	8,825,000	8,837,827
FHLB, VRN, 0.942%, 7/26/09	50,000,000	50,000,000
FHLB, VRN, 0.89%, 8/10/09	40,000,000	40,055,929
FHLB, VRN, 0.98%, 8/18/09	25,000,000	25,061,413
FHLB, VRN, 0.79%, 8/19/09	7,500,000	7,508,337
FHLB, VRN, 0.65%, 9/10/09	115,000,000	115,007,455
FHLB, 5.00%, 9/18/09	1,555,000	1,566,249
FHLB, 5.00%, 10/2/09	2,050,000	2,065,344
FHLB, 4.25%, 11/20/09	2,140,000	2,161,645
FHLB, 3.125%, 12/11/09	3,075,000	3,094,806
FHLB, 5.00%, 12/11/09	18,780,000	19,059,730
FHLB, 1.12%, 1/15/10	50,000,000	50,028,844
FHLB, 3.10%, 2/4/10	64,210,000	65,080,427
FHLB, 1.10%, 3/30/10	20,000,000	19,987,741
FHLB, 0.60%, 6/22/10	85,000,000	84,877,302
FHLB Discount Notes, 0.60%, 10/19/09	50,000,000	49,908,333
FHLB Discount Notes, 0.70%, 1/13/10	55,000,000	54,790,389
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		910,088,498
MUNICIPAL SECURITIES — 13.4%
Abag Finance Auth. for Nonprofit Corp.. Rev., (899 Charleston LLC), VRDN, 0.30%, 7/1/09 (LOC: LaSalle National Bank)	7,650,000	7,650,000
Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 0.50%, 7/2/09 (LOC: Bank of the West)	2,030,000	2,030,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.50%, 7/2/09 (SBBPA: JPMorgan Chase Bank)	48,690,000	48,690,000
El Monte COP, Series 2003 B, (Community Improvement), VRDN, 1.25%, 7/2/09 (LOC: Union Bank of CA N.A. and California State Teacher's Retirement System)	2,350,000	2,350,000
Fairfield Pension Obligation Rev., Series 2005 A, VRDN, 2.55%, 7/2/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
JJB Properties LLC Rev., (Rental Property), VRDN, 2.00%, 7/2/09 (LOC: Arvest Bank and FHLB)	5,750,000	5,750,000
Kentucky Housing Corp. Rev., Series 2006 O, 0.68%, 7/1/09 (SBBPA: BNP Paribas)	15,370,000	15,370,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 1.50%, 7/2/09 (SBBPA: Lloyds TSB Bank plc)	5,445,000	5,445,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 1.00%, 7/1/09 (SBBPA: Lloyds TSB Bank plc)	6,875,000	6,875,000
LoanStar Assets Partners LP Rev., Series 2004 A, VRDN, 1.35%, 7/2/09 (LOC: State Street Corp.)	20,000,000	20,000,000

Prime Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Long Beach Rev., Series 2004 A, (Towne Center Site), VRDN, 2.50%, 7/2/09 (LOC: Allied Irish Bank plc)	$ 5,685,000	$ 5,685,000
Midwestern University Foundation Rev. VRDN, Series 2009 A, 0.70%, 7/2/09 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
Minnesota State Office of Higher Education Rev., Series 2008 A, VRDN, (Taxable-Suppl Student-A), 0.85%, 7/2/09 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 1.00%, 7/1/09 (LOC: BancorpSouth Bank and FHLB)	5,730,000	5,730,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.02%, 7/1/09 (LOC: Trustmark National Bank and FHLB)	4,495,000	4,495,000
New York City Transitional Finance Auth. Special Tax Rev., Series 2001 C, VRDN, 0.25%, 7/1/09 (LIQ FAC: Landesbank Baden-Württemberg)	9,400,000	9,400,000
New York GO, Series 2008 J13, VRDN, 0.75%, 7/1/09 (SBBPA: Lloyds TSB Bank plc)	72,900,000	72,900,000
Oakland-Alameda County, Series 2009 A1, 0.75%, 7/8/09	37,855,000	37,856,832
Oakland-Alameda County, Series 2009 A1, 0.60%, 7/24/09	14,200,000	14,200,436
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.31%, 7/7/09 (LOC: Bank of New York and California State Teacher's Retirement System)	7,700,000	7,700,000
Plymouth Rev., (Carlson Center), VRDN, 0.75%, 7/2/09 (LOC: U.S. Bank N.A.)	565,000	565,000
Portland GO, (Taxable Pension), VRDN, 4.00%, 7/1/09 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	75,755,000	75,754,672
Putnam County Industrial Development Agency Rev., (Sincerity Facility LLC), VRDN, 1.31%, 7/2/09 (LOC: Bank of New York)	9,990,000	9,990,000
Santa Rosa Pension Obligation Rev., Series 2003 A, VRDN, 2.55%, 7/2/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	13,580,000	13,580,000
TOTAL MUNICIPAL SECURITIES		388,436,940
CORPORATE BONDS ― 11.1%
ANZ National (Int'l) Ltd., 0.65%, 8/26/09	13,000,000	12,986,856
AT&T, Inc., 4.125%, 9/15/09	19,360,000	19,496,415
Bank of America N.A., VRN, 0.66%, 9/14/09, resets quarterly off the 3-month LIBOR plus 0.03% with no caps	40,000,000	40,000,000
Bear Stearns Cos. LLC (The), VRN, 0.90%, 9/9/09	10,000,000	9,999,585
Blodgett Capital LLC, VRN, 0.90%, 7/2/09	6,425,000	6,425,000
Brosis Finance LLC, VRN, 0.70%, 7/1/09	7,750,000	7,750,000
Citigroup Funding, Inc., VRN, 1.14%, 7/30/09	35,000,000	35,089,661
Colorado Natural Gas, Inc., VRN, 0.82%, 7/2/09	3,225,000	3,225,000
Cypress Bend Real Estate Development Co. LLC, VRN, 0.75%, 7/2/09	22,000,000	22,000,000
DCC Development Corp., VRN, 0.90%, 7/2/09	2,000,000	2,000,000
General Electric Capital Corp., VRN, 1.21%, 7/8/09	7,800,000	7,813,901
Herman & Kittle Capital LLC, VRN, 0.70%, 7/2/09	1,425,000	1,425,000
High Track LLC, VRN, 0.90%, 7/2/09	2,530,000	2,530,000
Lammert Building LP, VRN, 0.75%, 7/8/09	3,160,000	3,160,000
Procter & Gamble International Funding SCA, VRN, 1.00%, 8/7/09	15,000,000	15,000,000
Procter & Gamble Ltd., VRN, 1.176%, 7/6/09(2)	33,500,000	33,500,411
Procter & Gamble Ltd., VRN, 1.223%, 8/8/09	5,000,000	5,000,000
RMD Note Issue, LLC, VRN, 0.90%, 7/1/09	10,195,000	10,195,000
Roman Catholic Bishop of San Jose, VRN, 3.50%, 7/2/09	9,885,000	9,885,000
Royal Bank of Canada, VRN, 1.33%, 7/15/09, resets quarterly off the 3-month LIBOR plus 0.20% with no caps	35,000,000	35,000,000
Saddkebk Valley Community Church, VRN, 0.50%, 7/2/09	9,900,000	9,900,000
Salvation Army (The), VRN, 1.31%, 7/2/09	7,500,000	7,500,000
Salvation Army (The), VRN, 1.31%, 7/2/09	8,000,000	8,000,000

Prime Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Toyota Motor Credit Corp., VRN, 0.67%, 7/1/09	$ 15,000,000	$ 14,950,236
TOTAL CORPORATE BONDS		322,832,065
CERTIFICATES OF DEPOSIT ― 3.6%
U.S. Bank N.A., 0.75%, 7/17/09	80,000,000	80,000,000
U.S. Bank N.A., 0.90%, 8/31/09	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		105,000,000
TEMPORARY CASH INVESTMENTS(3)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	543,715	543,715

TOTAL INVESTMENT SECURITIES — 99.7%		2,898,643,889
OTHER ASSETS AND LIABILITIES — 0.3%		7,370,025
TOTAL NET ASSETS — 100.0%		$2,906,013,914

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $766,271,205, which represented 26.4% of total net assets. None of these securities were considered illiquid.

(3)	Category is less than 0.05% of total net assets.

Prime Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$1,171,742,671	–
U.S. Government Agency Securities	–	910,088,498	–
Municipal Securities	–	388,436,940	–
Corporate Bonds	–	322,832,065	–
Certificates of Deposit	–	105,000,000	–
Temporary Cash Investments	$ 543,715	–	–
Total Value of Investment Securities	$543,715	$2,898,100,174	–

3. Federal Tax Information

As of June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,898,643,889

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

June 30, 2009

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 31.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.3%
FNMA, VRN, 5.63%, 3/1/12(2)	$ 5,530,092	$ 5,801,362
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 31.6%
FHLMC, 5.00%, 10/1/10(2)	1,039,058	1,072,842
FHLMC, 6.50%, 12/1/12(2)	4,522	4,794
FHLMC, 6.00%, 1/1/13(2)	54,798	58,126
FHLMC, 7.00%, 11/1/13(2)	18,753	19,860
FHLMC, 7.00%, 6/1/14(2)	36,569	38,833
FHLMC, 6.50%, 6/1/16(2)	68,964	72,940
FHLMC, 6.50%, 6/1/16(2)	120,967	128,287
FHLMC, 5.00%, 11/1/17(2)	1,657,296	1,736,173
FHLMC, 4.50%, 1/1/19(2)	179,740	186,417
FHLMC, 5.00%, 1/1/21(2)	7,776,977	8,091,215
FHLMC, 5.00%, 4/1/21(2)	2,900,594	3,017,796
FHLMC, 7.00%, 9/1/27(2)	14,497	15,830
FHLMC, 6.50%, 1/1/28(2)	24,607	26,453
FHLMC, 7.00%, 2/1/28(2)	3,675	4,012
FHLMC, 6.50%, 3/1/29(2)	141,305	151,928
FHLMC, 6.50%, 6/1/29(2)	100,012	107,468
FHLMC, 7.00%, 8/1/29(2)	15,001	16,305
FHLMC, 7.50%, 8/1/29(2)	26,199	28,393
FHLMC, 6.50%, 5/1/31(2)	2,754	2,956
FHLMC, 6.50%, 5/1/31(2)	70,491	75,658
FHLMC, 6.50%, 6/1/31(2)	808	867
FHLMC, 6.50%, 6/1/31(2)	1,100	1,180
FHLMC, 6.50%, 6/1/31(2)	3,871	4,155
FHLMC, 6.50%, 6/1/31(2)	7,864	8,440
FHLMC, 6.50%, 6/1/31(2)	8,764	9,406
FHLMC, 6.50%, 6/1/31(2)	46,686	50,108
FHLMC, 5.50%, 12/1/33(2)	1,900,596	1,971,256
FHLMC, 6.00%, 9/1/35	47,368,696	49,775,063
FHLMC, 5.50%, 12/1/37	10,031,201	10,368,088
FHLMC, 5.50%, 1/1/38(2)	13,118,939	13,565,675
FHLMC, 5.50%, 4/1/38(2)	16,649,118	17,208,262
FHLMC, 6.00%, 8/1/38	2,699,955	2,822,197
FHLMC, 6.50%, 7/1/47(2)	445,527	471,710
FNMA, 6.00%, settlement date 7/13/09(3)	6,454,681	6,746,149
FNMA, 6.50%, settlement date 7/13/09(3)	13,694,000	14,581,974
FNMA, 6.00%, 5/1/13(2)	6,732	7,149
FNMA, 6.00%, 5/1/13(2)	12,934	13,759
FNMA, 6.00%, 7/1/13(2)	36,706	39,049
FNMA, 6.00%, 12/1/13(2)	52,569	55,926
FNMA, 6.00%, 1/1/14(2)	46,262	49,216
FNMA, 6.00%, 2/1/14(2)	75,253	80,057
FNMA, 6.00%, 4/1/14(2)	86,432	91,950
FNMA, 5.50%, 12/1/16(2)	345,208	364,334

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 5.50%, 12/1/16(2)	$ 664,455	$ 701,269
FNMA, 5.00%, 6/1/18	10,198,829	10,681,042
FNMA, 4.50%, 5/1/19(2)	3,057,543	3,166,341
FNMA, 6.50%, 1/1/26(2)	86,161	92,935
FNMA, 7.00%, 12/1/27(2)	9,019	9,905
FNMA, 6.50%, 1/1/28(2)	6,070	6,547
FNMA, 7.00%, 1/1/28(2)	5,794	6,363
FNMA, 7.50%, 4/1/28(2)	25,944	28,310
FNMA, 7.00%, 5/1/28(2)	79,225	87,036
FNMA, 7.00%, 6/1/28(2)	4,128	4,535
FNMA, 6.50%, 1/1/29(2)	18,192	19,611
FNMA, 6.50%, 4/1/29(2)	55,903	60,193
FNMA, 7.00%, 7/1/29(2)	32,882	36,124
FNMA, 7.00%, 7/1/29(2)	38,427	42,217
FNMA, 7.50%, 7/1/29(2)	102,735	111,953
FNMA, 7.50%, 8/1/30(2)	57,247	62,517
FNMA, 7.50%, 9/1/30(2)	36,644	39,948
FNMA, 7.00%, 9/1/31(2)	233,473	255,932
FNMA, 6.50%, 1/1/32(2)	115,924	124,566
FNMA, 7.00%, 6/1/32(2)	1,081,437	1,184,429
FNMA, 6.50%, 8/1/32(2)	429,359	461,368
FNMA, 5.00%, 6/1/33	31,826,510	32,557,559
FNMA, 5.50%, 6/1/33(2)	2,609,167	2,706,986
FNMA, 5.50%, 7/1/33(2)	12,465,313	12,932,640
FNMA, 5.00%, 8/1/33	8,227,575	8,413,660
FNMA, 5.50%, 8/1/33(2)	2,302,439	2,388,758
FNMA, 5.50%, 9/1/33(2)	2,897,412	3,006,037
FNMA, 5.00%, 11/1/33(2)	19,207,872	19,642,300
FNMA, 5.50%, 1/1/34(2)	6,333,832	6,564,450
FNMA, 5.50%, 2/1/34	11,233,837	11,654,996
FNMA, 5.00%, 3/1/34	11,179,920	11,432,779
FNMA, 4.50%, 1/1/35	34,599,609	34,734,425
FNMA, 5.00%, 6/1/35	21,863,267	22,340,672
FNMA, 5.00%, 8/1/35(2)	2,134,896	2,180,179
FNMA, 4.50%, 9/1/35(2)	7,255,144	7,263,008
FNMA, 5.00%, 10/1/35	11,721,528	11,970,153
FNMA, 5.00%, 2/1/36(2)	8,688,534	8,872,826
FNMA, 5.50%, 4/1/36(2)	10,746,907	11,133,019
FNMA, 5.50%, 5/1/36(2)	22,235,085	23,033,941
FNMA, 5.50%, 7/1/36(2)	8,293,524	8,577,237
FNMA, 5.50%, 2/1/37(2)	4,233,007	4,377,813
FNMA, 5.50%, 5/1/37	16,791,503	17,355,428
FNMA, 6.50%, 8/1/37(2)	7,210,302	7,665,773
FNMA, 6.00%, 11/1/37	43,795,159	45,842,069
FNMA, 5.50%, 2/1/38(2)	7,412,132	7,660,644
FNMA, 5.50%, 6/1/38	10,364,823	10,712,332
FNMA, 6.00%, 9/1/38	3,993,867	4,168,677
FNMA, 6.00%, 11/1/38	6,573,541	6,861,262
FNMA, 5.50%, 12/1/38	30,653,920	31,681,676
FNMA, 5.00%, 1/1/39	11,533,930	11,756,300
FNMA, 4.50%, 2/1/39	19,675,416	19,655,671
FNMA, 6.50%, 6/1/47(2)	284,261	301,589

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 6.50%, 8/1/47(2)	$ 762,225	$ 808,688
FNMA, 6.50%, 8/1/47(2)	990,262	1,050,625
FNMA, 6.50%, 9/1/47(2)	122,288	129,743
FNMA, 6.50%, 9/1/47(2)	831,004	881,659
FNMA, 6.50%, 9/1/47(2)	2,814,493	2,986,056
FNMA, 6.50%, 9/1/47(2)	1,176,021	1,247,707
GNMA, 7.50%, 8/20/17(2)	37,403	40,157
GNMA, 7.00%, 11/15/22(2)	47,732	51,971
GNMA, 8.75%, 3/15/25(2)	47,250	50,959
GNMA, 7.00%, 4/20/26(2)	10,308	11,202
GNMA, 7.50%, 8/15/26(2)	19,801	21,709
GNMA, 8.00%, 8/15/26(2)	10,184	11,237
GNMA, 7.50%, 4/15/27(2)	1,343	1,473
GNMA, 7.50%, 5/15/27(2)	20,947	22,977
GNMA, 8.00%, 6/15/27(2)	18,950	21,387
GNMA, 7.50%, 11/15/27(2)	2,229	2,445
GNMA, 7.00%, 2/15/28(2)	10,043	10,956
GNMA, 7.50%, 2/15/28(2)	15,481	16,996
GNMA, 6.50%, 3/15/28(2)	15,336	16,566
GNMA, 7.00%, 4/15/28(2)	2,747	2,996
GNMA, 6.50%, 5/15/28(2)	2,128	2,299
GNMA, 6.50%, 5/15/28(2)	5,899	6,372
GNMA, 6.50%, 5/15/28(2)	40,822	44,096
GNMA, 7.00%, 12/15/28(2)	16,543	18,047
GNMA, 7.00%, 5/15/31(2)	100,970	110,357
GNMA, 4.50%, 8/15/33	8,827,000	8,887,341
GNMA, 6.00%, 9/20/38(2)	16,754,026	17,478,571
GNMA, 5.50%, 11/15/38	23,407,298	24,202,780
GNMA, 6.00%, 1/20/39	4,070,704	4,246,740
GNMA, 5.00%, 3/20/39	19,832,756	20,201,570
GNMA, 4.50%, 4/15/39	29,919,674	29,918,506
		672,274,444
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $669,686,070)		678,075,806
CORPORATE BONDS ― 24.1%

AEROSPACE & DEFENSE ― 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(4)	2,700,000	2,765,505
Honeywell International, Inc., 5.30%, 3/15/17(2)	675,000	709,734
Honeywell International, Inc., 5.30%, 3/1/18(2)	610,000	638,164
Lockheed Martin Corp., 7.65%, 5/1/16(2)	1,700,000	1,996,276
Lockheed Martin Corp., 6.15%, 9/1/36(2)	1,923,000	2,056,912
United Technologies Corp., 6.125%, 2/1/19(2)(5)	2,660,000	2,949,464
United Technologies Corp., 6.05%, 6/1/36(2)	1,027,000	1,091,525
United Technologies Corp., 6.125%, 7/15/38(2)	650,000	707,019
		12,914,599

AUTOMOBILES ― 0.1%
American Honda Finance Corp., 7.625%, 10/1/18(2)(4)	800,000	781,906
Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	710,000	722,139
		1,504,045

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

BEVERAGES ― 0.7%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	$ 2,950,000	$ 3,064,788
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14(2)	1,320,000	1,512,061
Diageo Capital plc, 5.20%, 1/30/13(2)	1,160,000	1,207,794
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	4,457,000	4,721,180
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	800,000	806,984
PepsiCo, Inc., 7.90%, 11/1/18(2)	820,000	999,329
SABMiller plc, 6.20%, 7/1/11(2)(4)	2,060,000	2,173,704
		14,485,840

BIOTECHNOLOGY ― 0.2%
Amgen, Inc., 5.85%, 6/1/17(2)	1,560,000	1,657,953
Amgen, Inc., 6.40%, 2/1/39(2)	1,580,000	1,684,027
		3,341,980

CAPITAL MARKETS ― 1.9%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	2,830,000	2,880,015
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	2,760,000	2,769,279
Credit Suisse (New York), 5.00%, 5/15/13(2)	4,330,000	4,432,063
Credit Suisse (New York), 5.50%, 5/1/14(2)(5)	2,320,000	2,413,902
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	810,000	832,465
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	3,600,000	3,762,662
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	3,520,000	3,468,119
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	1,600,000	1,560,314
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	4,070,000	4,365,559
Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	1,376,000	1,383,620
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	1,965,000	1,970,085
Morgan Stanley, 6.00%, 4/28/15(2)	3,310,000	3,306,961
Morgan Stanley, 6.625%, 4/1/18(2)	1,980,000	1,977,109
Morgan Stanley, 7.30%, 5/13/19(2)	4,740,000	4,923,770
		40,045,923

CHEMICALS ― 0.2%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	1,470,000	1,475,041
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	700,000	736,740
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	1,170,000	1,262,828
Rohm & Haas Co., 5.60%, 3/15/13(2)	550,000	544,327
		4,018,936

COMMERCIAL BANKS ― 0.6%
BB&T Corp., 5.70%, 4/30/14(2)	1,680,000	1,718,519
PNC Bank N.A., 4.875%, 9/21/17(2)	882,000	770,635
PNC Bank N.A., 6.00%, 12/7/17(2)	730,000	676,871
SunTrust Bank, 7.25%, 3/15/18(2)	320,000	314,947
Wachovia Bank N.A., 4.80%, 11/1/14(2)	1,095,000	1,063,007
Wachovia Bank N.A., 4.875%, 2/1/15(2)	1,320,000	1,262,570
Wells Fargo & Co., 4.625%, 8/9/10(2)	1,167,000	1,197,139
Wells Fargo & Co., 4.375%, 1/31/13(2)	2,310,000	2,332,562
Wells Fargo & Co., 5.625%, 12/11/17(2)	2,000,000	1,971,926
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	900,000	941,384
		12,249,560

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Allied Waste North America, Inc., 5.75%, 2/15/11(2)	600,000	604,733
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	2,500,000	2,544,828
Corrections Corp of America, 7.75%, 6/1/17(2)	1,800,000	1,782,000

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Waste Management, Inc., 7.375%, 3/11/19(2)	$ 3,000,000	$ 3,220,476
		8,152,037

COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 4.95%, 2/15/19(2)	1,600,000	1,602,954
Harris Corp., 6.375%, 6/15/19(2)	1,000,000	1,057,231
		2,660,185

COMPUTERS & PERIPHERALS ― 0.2%
Dell, Inc., 3.375%, 6/15/12	1,000,000	1,018,909
Dell, Inc., 5.875%, 6/15/19(5)	3,000,000	3,067,860
		4,086,769

CONSUMER FINANCE ― 0.8%
American Express Centurion Bank, 4.375%, 7/30/09(2)	571,000	570,385
American Express Centurion Bank, 5.55%, 10/17/12(2)	1,700,000	1,700,206
American Express Co., 7.25%, 5/20/14(2)	2,000,000	2,071,822
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	3,000,000	3,069,951
General Electric Capital Corp., 6.125%, 2/22/11(2)	773,000	810,544
General Electric Capital Corp., 4.80%, 5/1/13(2)(5)	620,000	621,426
General Electric Capital Corp., 5.90%, 5/13/14(2)	3,000,000	3,066,474
General Electric Capital Corp., 5.625%, 9/15/17(2)	3,080,000	2,952,454
General Electric Capital Corp., 6.875%, 1/10/39(2)	1,170,000	1,054,995
John Deere Capital Corp., 4.50%, 4/3/13(2)	600,000	612,849
John Deere Capital Corp., 4.90%, 9/9/13(2)	1,200,000	1,244,510
		17,775,616

CONTAINERS & PACKAGING ― 0.1%
Ball Corp., 6.875%, 12/15/12(2)	2,000,000	1,995,000

DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	2,120,000	2,139,563
DIVERSIFIED FINANCIAL SERVICES ― 1.5%
Bank of America Corp., 4.375%, 12/1/10(2)	961,000	963,789
Bank of America Corp., 4.90%, 5/1/13(2)	3,050,000	2,974,366
Bank of America Corp., 7.375%, 5/15/14(2)	2,000,000	2,068,966
Bank of America Corp., 5.65%, 5/1/18(2)	1,300,000	1,150,642
Bank of America Corp., 7.625%, 6/1/19(2)	1,790,000	1,801,078
Bank of America N.A., 5.30%, 3/15/17(2)(5)	2,189,000	1,860,061
Bank of America N.A., 6.00%, 10/15/36(2)	825,000	662,401
BP Capital Markets plc, 5.25%, 11/7/13(2)	1,950,000	2,095,805
Citigroup, Inc., 5.50%, 4/11/13(2)	4,315,000	4,048,911
Citigroup, Inc., 6.125%, 5/15/18(2)	2,940,000	2,575,716
Citigroup, Inc., 8.50%, 5/22/19(2)	1,200,000	1,222,712
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	3,660,000	3,655,894
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	5,550,000	5,522,500
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(2)	1,250,000	1,206,449
		31,809,290

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.3%
Alltel Corp., 7.875%, 7/1/32(2)	1,190,000	1,384,483
AT&T Corp., 7.30%, 11/15/11(2)	1,167,000	1,280,707
AT&T, Inc., 6.25%, 3/15/11(2)	1,580,000	1,675,091
AT&T, Inc., 6.70%, 11/15/13(2)	2,170,000	2,386,134
AT&T, Inc., 5.10%, 9/15/14(2)	1,000,000	1,040,347
AT&T, Inc., 6.80%, 5/15/36(2)	1,000,000	1,038,283

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

AT&T, Inc., 6.55%, 2/15/39(2)	$ 4,440,000	$ 4,441,914
BellSouth Corp., 6.875%, 10/15/31(2)	176,000	181,666
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	2,210,000	2,349,192
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	800,000	938,234
Embarq Corp., 7.08%, 6/1/16(2)	944,000	923,039
France Telecom SA, 4.375%, 7/8/14(6)	3,140,000	3,163,864
Koninklijke KPN NV, 8.00%, 10/1/10(2)	1,300,000	1,364,592
Koninklijke KPN NV, 8.375%, 10/1/30(2)	820,000	938,974
Qwest Corp., 7.875%, 9/1/11(2)	1,950,000	1,959,750
Qwest Corp., 7.50%, 10/1/14(2)	800,000	767,000
Telecom Italia Capital SA, 4.00%, 1/15/10(6)	1,263,000	1,269,272
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	2,410,000	2,440,571
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	750,000	790,168
Telefonica Emisiones SAU, 5.88%, 7/15/19(6)	2,800,000	2,891,798
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	1,600,000	1,776,845
Verizon Communications, Inc., 5.50%, 2/15/18(2)	580,000	576,903
Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,670,000	3,167,370
Verizon Communications, Inc., 6.25%, 4/1/37(2)	489,000	473,566
Verizon Communications, Inc., 6.40%, 2/15/38(2)	870,000	853,593
Verizon Wireless Capital LLC, 3.75%, 5/20/11(2)(4)	300,000	306,324
Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)(4)	1,580,000	1,679,606
Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(4)	5,000,000	5,984,685
		48,043,971

ELECTRIC UTILITIES ― 0.8%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,123,000	1,182,775
Carolina Power & Light Co., 5.25%, 12/15/15(2)	545,000	572,346
Carolina Power & Light Co., 5.30%, 1/15/19(2)	770,000	805,257
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	908,000	885,876
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	1,670,000	1,950,002
Duke Energy Corp., 6.30%, 2/1/14(2)	1,570,000	1,697,261
FirstEnergy Corp., 6.45%, 11/15/11(2)	2,150,000	2,245,701
Florida Power Corp., 5.65%, 6/15/18(2)	790,000	844,371
Florida Power Corp., 6.35%, 9/15/37(2)	540,000	597,352
Pacificorp, 6.00%, 1/15/39(2)	2,340,000	2,458,320
Progress Energy, Inc., 6.05%, 3/15/14(2)	950,000	1,000,298
Southern California Edison Co., 5.625%, 2/1/36(2)	780,000	790,655
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	425,000	400,933
Virginia Electric & Power Co., 8.875%, 11/15/38(2)	1,780,000	2,390,736
		17,821,883

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Corning, Inc., 6.625%, 5/15/19(2)	5,050,000	5,170,453

ENERGY EQUIPMENT & SERVICES ― 0.3%
Pride International, Inc., 8.50%, 6/15/19(2)	2,830,000	2,808,775
Weatherford International Ltd., 9.625%, 3/1/19(2)	3,000,000	3,534,993
		6,343,768

FOOD & STAPLES RETAILING ― 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(2)	4,200,000	4,495,802
Delhaize Group, 5.875%, 2/1/14(2)	2,560,000	2,631,985
Kroger Co. (The), 6.80%, 4/1/11(2)	3,170,000	3,357,613
Kroger Co. (The), 5.00%, 4/15/13(2)	1,580,000	1,618,266
Safeway, Inc., 5.80%, 8/15/12(2)	1,670,000	1,789,672
SYSCO Corp., 4.20%, 2/12/13(2)	1,170,000	1,189,415

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	$ 2,260,000	$ 2,233,133
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,060,000	1,099,080
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	850,000	951,751
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	640,000	689,216
		20,055,933

FOOD PRODUCTS ― 0.7%
Bunge Ltd. Finance Corp., 8.50%, 6/15/19(2)	1,000,000	1,047,410
General Mills, Inc., 5.65%, 9/10/12(2)	1,460,000	1,559,711
General Mills, Inc., 5.25%, 8/15/13(2)	1,410,000	1,491,157
General Mills, Inc., 5.65%, 2/15/19(2)(5)	1,660,000	1,738,191
Kellogg Co., 4.45%, 5/30/16(2)	2,400,000	2,405,674
Kraft Foods, Inc., 6.00%, 2/11/13(2)	830,000	885,247
Kraft Foods, Inc., 6.75%, 2/19/14(2)	1,190,000	1,306,979
Kraft Foods, Inc., 6.125%, 2/1/18(2)	4,010,000	4,152,924
		14,587,293

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
Baxter International, Inc., 4.00%, 3/1/14(2)	1,620,000	1,638,802
Baxter International, Inc., 5.90%, 9/1/16(2)	1,130,000	1,219,750
Baxter International, Inc., 5.375%, 6/1/18(2)	650,000	681,830
Baxter International, Inc., 6.25%, 12/1/37(2)	590,000	649,108
		4,189,490

HEALTH CARE PROVIDERS & SERVICES ― 0.3%
Express Scripts, Inc., 5.25%, 6/15/12(2)	1,000,000	1,034,114
Express Scripts, Inc., 7.25%, 6/15/19(2)	1,700,000	1,878,038
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	4,011,000	4,307,525
		7,219,677

HOTELS, RESTAURANTS & LEISURE ― 0.3%
McDonald's Corp., 5.35%, 3/1/18(2)	1,550,000	1,638,348
McDonald's Corp., 6.30%, 10/15/37(2)	560,000	605,610
Yum! Brands, Inc., 8.875%, 4/15/11(2)	600,000	655,288
Yum! Brands, Inc., 6.25%, 3/15/18(2)	1,750,000	1,803,588
Yum! Brands, Inc., 6.875%, 11/15/37(2)	560,000	565,537
		5,268,371

HOUSEHOLD DURABLES(7)
Whirlpool Corp., 8.60%, 5/1/14(2)	800,000	836,820

HOUSEHOLD PRODUCTS ― 0.2%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	560,000	615,224
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	820,000	988,484
Procter & Gamble Co. (The), 4.60%, 1/15/14(2)	1,470,000	1,548,182
		3,151,890

INDUSTRIAL CONGLOMERATES ― 0.2%
General Electric Co., 5.00%, 2/1/13(2)	2,734,000	2,848,019
General Electric Co., 5.25%, 12/6/17(2)	2,250,000	2,213,311
		5,061,330

INSURANCE ― 0.8%
Allstate Corp. (The), 7.45%, 5/16/19	1,800,000	1,950,784
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	790,000	829,851
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	2,170,000	2,209,681
MetLife, Inc., 6.75%, 6/1/16(2)	3,680,000	3,751,734
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	1,630,000	1,655,348
Prudential Financial, Inc., 7.375%, 6/15/19(2)	2,550,000	2,508,007

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Prudential Financial, Inc., 5.40%, 6/13/35(2)	$ 600,000	$ 447,871
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	3,120,000	3,220,352
		16,573,628

IT SERVICES ― 0.3%
International Business Machines Corp., 5.70%, 9/14/17(2)	6,500,000	6,912,126

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Hasbro, Inc., 6.125%, 5/15/14(2)	1,500,000	1,544,187

MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	560,000	585,732
Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	1,620,000	1,544,965
		2,130,697

MEDIA ― 1.7%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(4)	2,950,000	3,531,123
Comcast Corp., 5.90%, 3/15/16(2)	2,404,000	2,489,905
Comcast Corp., 6.40%, 5/15/38(2)	650,000	637,694
Comcast Corp., 6.55%, 7/1/39(2)	2,400,000	2,401,219
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(2)(4)	1,000,000	1,012,500
Omnicom Group, Inc., 6.25%, 7/15/19(6)	1,560,000	1,533,199
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)	920,000	883,875
Rogers Cable, Inc., 6.25%, 6/15/13(2)	1,600,000	1,698,568
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	1,910,000	1,975,966
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	4,400,000	4,589,996
Time Warner Cable, Inc., 6.75%, 6/15/39(2)	2,850,000	2,779,822
Time Warner, Inc., 5.50%, 11/15/11(2)	1,895,000	1,958,350
Time Warner, Inc., 6.875%, 5/1/12(2)	2,180,000	2,334,021
Time Warner, Inc., 7.625%, 4/15/31(2)	1,006,000	979,719
Time Warner, Inc., 7.70%, 5/1/32(2)	2,390,000	2,352,800
Viacom, Inc., 6.25%, 4/30/16(2)	4,280,000	4,221,788
		35,380,545

METALS & MINING ― 0.7%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	2,250,000	2,433,940
ArcelorMittal, 6.125%, 6/1/18(2)	1,130,000	990,376
Barrick Gold Corp., 6.95%, 4/1/19	3,090,000	3,466,557
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	2,090,000	2,325,250
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	2,350,000	2,367,496
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	1,250,000	1,391,507
Teck Resources Ltd., 10.75%, 5/15/19(2)(4)	2,010,000	2,164,079
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(4)	447,000	401,116
		15,540,321

MULTILINE RETAIL ― 0.1%
Kohl's Corp., 6.875%, 12/15/37(2)	560,000	564,164
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	396,000	360,699
Nordstrom, Inc., 6.75%, 6/1/14(2)	700,000	728,716
		1,653,579

MULTI-UTILITIES ― 0.8%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	560,000	519,500
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	950,000	716,123
Dominion Resources, Inc., 4.75%, 12/15/10(2)	584,000	600,490
Dominion Resources, Inc., 6.40%, 6/15/18(2)	2,000,000	2,114,430
Georgia Power Co., 6.00%, 11/1/13(2)	1,670,000	1,823,673
NSTAR Electric Co., 5.625%, 11/15/17(2)	1,910,000	2,024,334

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	$ 2,247,000	$ 2,319,940
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	367,000	369,697
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	610,000	661,393
PG&E Corp., 5.75%, 4/1/14(2)	970,000	1,034,968
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	790,000	853,661
Sempra Energy, 8.90%, 11/15/13(2)	1,040,000	1,163,530
Sempra Energy, 6.50%, 6/1/16(2)	1,190,000	1,243,758
Sempra Energy, 9.80%, 2/15/19(2)	1,840,000	2,232,110
		17,677,607

OIL, GAS & CONSUMABLE FUELS ― 2.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	2,800,000	2,766,534
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	2,050,000	2,300,307
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	1,000,000	1,010,995
Anadarko Petroleum Corp., 7.95%, 6/15/39(2)	1,950,000	2,031,175
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	560,000	567,096
ConocoPhillips, 6.50%, 2/1/39(2)	2,270,000	2,421,175
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	1,240,000	1,223,742
EnCana Corp., 6.50%, 5/15/19	1,000,000	1,073,814
Enterprise Products Operating LLC, 4.95%, 6/1/10(2)	1,776,000	1,802,617
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	5,000,000	5,032,765
EOG Resources, Inc., 5.625%, 6/1/19(2)	1,800,000	1,887,217
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(2)	450,000	471,855
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18(2)	1,250,000	1,225,633
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	2,380,000	2,444,110
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	770,000	791,861
Marathon Oil Corp., 7.50%, 2/15/19(2)	1,600,000	1,749,351
Nexen, Inc., 5.65%, 5/15/17(2)	1,770,000	1,719,845
Nexen, Inc., 6.40%, 5/15/37(2)	1,990,000	1,831,570
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	5,060,000	5,751,545
Shell International Finance BV, 4.00%, 3/21/14(2)	3,800,000	3,907,445
Shell International Finance BV, 6.375%, 12/15/38(2)	860,000	938,941
Talisman Energy, Inc., 7.75%, 6/1/19(2)	1,700,000	1,886,298
Williams Cos., Inc. (The), 8.75%, 1/15/20(2)(4)	1,630,000	1,702,206
XTO Energy, Inc., 5.30%, 6/30/15(2)	773,000	795,943
XTO Energy, Inc., 6.50%, 12/15/18(2)	3,350,000	3,600,399
XTO Energy, Inc., 6.10%, 4/1/36(2)	615,000	597,189
		51,531,628

PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(2)(5)	3,000,000	3,062,967

PHARMACEUTICALS ― 1.2%
Abbott Laboratories, 5.875%, 5/15/16(2)	1,021,000	1,115,185
Abbott Laboratories, 5.60%, 11/30/17(2)	630,000	675,950
Abbott Laboratories, 6.00%, 4/1/39(2)	810,000	857,137
AstraZeneca plc, 5.40%, 9/15/12(2)	2,420,000	2,627,781
AstraZeneca plc, 5.90%, 9/15/17(2)	830,000	890,241
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	1,630,000	1,707,148
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	980,000	1,067,884
Merck & Co., Inc., 5.85%, 6/30/39(2)	1,750,000	1,801,560
Pfizer, Inc., 6.20%, 3/15/19(2)	5,090,000	5,576,797
Pfizer, Inc., 7.20%, 3/15/39(2)	2,600,000	3,093,522
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	2,750,000	2,880,411
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	2,200,000	2,350,139

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Wyeth, 5.95%, 4/1/37(2)	$ 780,000	$ 808,598
		25,452,353

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 5.75%, 4/1/16(2)	750,000	592,005
ProLogis, 5.625%, 11/15/16(2)	1,080,000	831,361
Simon Property Group LP, 6.75%, 5/15/14(2)(5)	1,500,000	1,509,366
		2,932,732

ROAD & RAIL ― 0.5%
CSX Corp., 5.75%, 3/15/13(2)	1,680,000	1,724,582
CSX Corp., 7.375%, 2/1/19(2)	1,740,000	1,892,989
Norfolk Southern Corp., 5.75%, 1/15/16(2)(4)	750,000	778,067
Norfolk Southern Corp., 5.75%, 4/1/18(2)	2,400,000	2,458,090
Norfolk Southern Corp., 5.90%, 6/15/19(2)	1,190,000	1,235,585
Union Pacific Corp., 5.75%, 11/15/17(2)	2,780,000	2,806,922
		10,896,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(2)	1,550,000	1,555,022

SOFTWARE ― 0.2%
Intuit, Inc., 5.75%, 3/15/17(2)	1,833,000	1,744,224
Oracle Corp., 6.125%, 7/8/39	3,130,000	3,109,154
		4,853,378

SPECIALTY RETAIL ― 0.2%
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	800,000	707,155
Staples, Inc., 9.75%, 1/15/14(2)	2,800,000	3,131,444
		3,838,599

TOBACCO ― 0.3%
Altria Group, Inc., 9.25%, 8/6/19(2)	5,180,000	5,826,464

WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
American Tower Corp., 7.25%, 5/15/19(2)(4)	3,700,000	3,598,250
Rogers Communications, Inc., 6.80%, 8/15/18(2)	1,370,000	1,470,984
Vodafone Group plc, 5.00%, 12/16/13(2)	2,070,000	2,149,631
Vodafone Group plc, 5.45%, 6/10/19(2)	1,800,000	1,773,113
		8,991,978
TOTAL CORPORATE BONDS
(Cost $492,349,357)		511,284,268
U.S. TREASURY SECURITIES ― 20.8%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	1,500,000	2,153,087
U.S. Treasury Bonds, 8.125%, 8/15/19(2)	11,000,000	15,083,750
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	2,180,000	3,025,092
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	11,817,000	15,435,956
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	7,206,000	8,872,395
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	5,160,000	5,525,235
U.S. Treasury Notes, 0.875%, 4/30/11(2)	60,000,000	59,845,380
U.S. Treasury Notes, 0.875%, 5/31/11(2)	40,000,000	39,873,320
U.S. Treasury Notes, 1.875%, 6/15/12(2)	85,000,000	85,664,105
U.S. Treasury Notes, 4.25%, 9/30/12(2)	6,480,000	6,996,378
U.S. Treasury Notes, 2.25%, 5/31/14(2)(5)	115,000,000	113,535,245
U.S. Treasury Notes, 2.625%, 6/30/14	20,000,000	20,076,660
U.S. Treasury Notes, 2.375%, 3/31/16(2)	25,000,000	23,832,050
U.S. Treasury Notes, 2.75%, 2/15/19(2)	44,200,000	41,406,251

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

TOTAL U.S. TREASURY SECURITIES
(Cost $439,391,319)		$ 441,324,904
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 11.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 6.7%
FHLMC, 2.125%, 3/23/12(2)	$ 10,000,000	10,099,750
FHLMC, 1.75%, 6/15/12	15,000,000	14,960,460
FHLMC, 5.00%, 1/30/14(2)	18,000,000	19,558,098
FHLMC, 4.875%, 6/13/18(2)	5,395,000	5,816,328
FNMA, 1.75%, 3/23/11(2)	40,000,000	40,404,320
FNMA, 1.875%, 4/20/12(2)(5)	15,000,000	15,075,345
FNMA, 4.375%, 7/17/13(2)	5,461,000	5,838,273
FNMA, 2.75%, 3/13/14(2)	30,000,000	29,981,730
		141,734,304
GOVERNMENT-BACKED CORPORATE BONDS(8) ― 5.1%
Bank of America Corp., 3.125%, 6/15/12(2)	9,000,000	9,291,033
General Electric Capital Corp., 1.80%, 3/11/11(2)	10,000,000	10,094,980
General Electric Capital Corp., 2.20%, 6/8/12(2)	9,220,000	9,276,076
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	7,100,000	7,143,445
HSBC USA, Inc., 3.125%, 12/16/11(2)	20,000,000	20,717,140
Morgan Stanley, 2.00%, 9/22/11(2)	6,700,000	6,787,435
State Street Bank and Trust Co., 1.85%, 3/15/11(2)(5)	10,000,000	10,119,340
State Street Corp., 2.15%, 4/30/12(2)(5)	12,000,000	12,064,692
US Bancorp, 1.80%, 5/15/12(5)	18,000,000	17,955,036
Wells Fargo & Co., 2.125%, 6/15/12(2)(5)	5,000,000	5,019,515
		108,468,692
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $246,918,446)		250,202,996
MUNICIPAL SECURITIES ― 2.9%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	6,400,000	6,769,024
California GO, 5.00%, 2/1/27 (Ambac)(2)	15,000,000	13,702,650
California GO, 7.55%, 4/1/39(2)	5,000,000	4,584,850
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)(9)	11,100,000	12,348,417
Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	4,000,000	4,618,520
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	1,477,000	1,322,151
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	8,600,000	9,932,656
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	5,385,000	6,410,520
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	1,700,000	1,771,519
TOTAL MUNICIPAL SECURITIES
(Cost $60,768,373)		61,460,307
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 2.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	8,305,000	7,920,870
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	7,119,000	6,851,966

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.47%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(4)	$ 970,663	$ 823,373
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.43%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(4)	3,338,442	2,875,597
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 7/1/09(2)	1,200,000	1,199,581
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.42%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(4)	129,004	125,446
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.50%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	3,726,764	2,863,520
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	10,340,453	10,373,993
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.41%, 7/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps (2)(4)	562,313	448,216
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(2)	10,732,735	10,358,637
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	6,984,000	6,594,073
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.39%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)	1,696,457	1,191,497
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $53,300,527)		51,626,769
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 1.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.8%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	3,261,021	2,076,982
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.24%, 7/1/09(2)	3,720,976	3,320,760
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.10%, 7/1/09(2)	581,419	286,551
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	4,726,363	3,478,705
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.57%, 7/1/09(2)	3,018,048	2,710,116
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)	97,843	91,733
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 5.59%, 7/1/09(2)	6,750,000	3,796,786
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(2)	3,160,493	2,485,102
		18,246,735
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.9%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	3,054,000	3,138,817
FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(2)	38,442	38,430
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,000,000	10,350,699
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	23,796	25,893
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	4,599,323	4,727,520
		18,281,359

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,031,608)		$ 36,528,094
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	$ 2,930,000	2,971,020
Hydro Quebec, Series HY, 8.40%, 1/15/22(2)	246,000	301,193
Province of Ontario Canada, 5.45%, 4/27/16(2)	3,630,000	3,879,414
United Mexican States, 5.95%, 3/19/19(2)	1,690,000	1,715,350
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $8,765,849)		8,866,977
ASSET-BACKED SECURITIES(1) ― 0.3%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	2,639,293	2,669,259
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)	799,952	832,459
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.08%, 7/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	525,339	525,021
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.10%, 7/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	231,712	231,734
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 1.32%, 7/27/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	1,639,259	1,634,506
TOTAL ASSET-BACKED SECURITIES
(Cost $5,834,393)		5,892,979
TEMPORARY CASH INVESTMENTS ― 4.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	2,261	2,261
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $107,022,304), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $105,037,029) (Cost $105,037,000)		105,037,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $105,039,261)		105,039,261
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(10) ― 0.4%
Links Finance LLC, VRN, 0.35%, 7/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	6,000,000	5,999,627
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 6/30/09, due 7/1/09 (Delivery value $900,001)		900,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.08%, dated 6/30/09, due 7/1/09 (Delivery value $1,000,002)		1,000,000
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.04%, dated 6/30/09, due 7/1/09 (Delivery value $900,001)		900,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.09%, dated 6/30/09, due 7/1/09 (Delivery value $877,114)		877,112
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $9,676,739)	9,676,739

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 101.6%
(Cost $2,129,761,942)	$ 2,159,979,100
OTHER ASSETS AND LIABILITIES — (1.6)%	(34,624,032)
TOTAL NET ASSETS — 100.0%	$2,125,355,068

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$7,600,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 249,035

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments, when-issued securities and swap agreements. At the period end, the aggregate value of securities pledged was $30,436,000.
(3)	Forward commitment.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $56,684,529, which represented 2.7% of total net assets.

(5)	Security, or a portion thereof, was on loan as of the period end. The aggregate value of securities on loan at period end was $9,483,770.
(6)	When-issued security.
(7)	Industry is less than 0.05% of total net assets.
(8)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(9)	Escrowed to maturity in U.S. government securities or state and local government securities.

(10)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:
	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 678,075,806	–
Corporate Bonds	–	511,284,268	–
U.S. Treasury Securities	–	441,324,904	–
U.S. Government Agency Securities and Equivalents	–	250,202,996	–
Municipal Securities	–	61,460,307	–
Commercial Mortgage-Backed Securities	–	51,626,769	–
Collateralized Mortgage Obligations	–	36,528,094	–
Sovereign Governments & Agencies	–	8,866,977	–
Asset-Backed Securities	–	5,892,979	–
Temporary Cash Investments	$ 2,261	114,713,739	–
Total Value of Investment Securities	$ 2,261	$2,159,976,839	–
Other Financial Instruments
Swap Agreements	–	$ 249,035	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 249,035	–

Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 2,129,784,672
Gross tax appreciation of investments	$ 45,209,350
Gross tax depreciation of investments	(15,014,922)
Net tax appreciation (depreciation) of investments	$ 30,194,428

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

June 30, 2009

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 92.5%

AEROSPACE & DEFENSE ― 1.3%
Bombardier, Inc., 8.00%, 11/15/14(1)(2)	$ 750,000	$ 709,688
L-3 Communications Corp., 7.625%, 6/15/12(2)	500,000	502,500
L-3 Communications Corp., 6.125%, 7/15/13(2)	675,000	639,562
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	228,125
		2,079,875

AUTO COMPONENTS ― 1.2%
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)(3)	1,000,000	995,000
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(2)	500,000	507,500
Tenneco, Inc., 8.125%, 11/15/15(2)	500,000	397,500
		1,900,000

AUTOMOBILES ― 0.2%
Ford Motor Co., 7.45%, 7/16/31(2)	650,000	386,750

BUILDING PRODUCTS ― 0.8%
Masco Corp., 6.125%, 10/3/16	1,000,000	840,765
Nortek, Inc., 10.00%, 12/1/13(2)	650,000	524,875
		1,365,640

CHEMICALS ― 0.8%
Ashland, Inc., 9.125%, 6/1/17(1)(2)	500,000	521,250
Huntsman International LLC, 7.875%, 11/15/14	650,000	518,375
Nalco Co., 8.25%, 5/15/17(1)(2)	250,000	252,500
		1,292,125

COMMERCIAL SERVICES & SUPPLIES ― 2.6%
Allied Waste North America, Inc., 7.875%, 4/15/13(2)	750,000	765,620
ARAMARK Corp., 8.50%, 2/1/15(2)	1,350,000	1,316,250
Cenveo Corp., 8.375%, 6/15/14(2)	350,000	238,000
Corrections Corp of America, 6.25%, 3/15/13(2)	700,000	666,750
Corrections Corp of America, 7.75%, 6/1/17(2)	1,300,000	1,287,000
		4,273,620

COMMUNICATIONS EQUIPMENT ― 0.4%
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(1)(2)	675,000	654,750

COMPUTERS & PERIPHERALS ― 0.3%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	650,000	560,625

CONSTRUCTION & ENGINEERING ― 0.6%
CSC Holdings, Inc., 8.50%, 4/15/14(1)(2)	1,000,000	996,250

CONSUMER FINANCE ― 4.1%
American General Finance Corp., 4.875%, 7/15/12(2)	1,500,000	888,765
Ford Motor Credit Co. LLC, 7.375%, 10/28/09	425,000	421,389
Ford Motor Credit Co. LLC, 7.875%, 6/15/10(2)	1,000,000	950,071
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(2)	2,100,000	1,817,414
General Motors Corp., 8.375%, 7/15/33(2)(3)	800,000	106,000
GMAC LLC, 6.875%, 9/15/11(1)	2,825,000	2,500,125
		6,683,764

CONTAINERS & PACKAGING ― 2.2%
Ball Corp., 6.875%, 12/15/12(2)	1,000,000	997,500
Ball Corp., 6.625%, 3/15/18(2)	250,000	229,375
Graham Packaging Co. LP/GPC Capital Corp I, 8.50%, 10/15/12	750,000	727,500
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	1,000,000	935,000

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Rock-Tenn Co., 9.25%, 3/15/16(2)	$ 750,000	$ 766,875
		3,656,250

DIVERSIFIED ― 0.3%
iShares iBoxx $ High Yield Corporate Bond Fund ETF	6,400	510,144

DIVERSIFIED FINANCIAL SERVICES ― 1.5%
BankAmerica Capital II, 8.00%, 12/15/26(2)	900,000	748,118
CIT Group, Inc., 5.40%, 3/7/13(2)	1,500,000	930,610
KAR Holdings, Inc., 8.75%, 5/1/14(2)	1,000,000	862,500
		2,541,228

DIVERSIFIED TELECOMMUNICATION SERVICES ― 8.7%
Cincinnati Bell, Inc., 8.375%, 1/15/14(2)	950,000	883,500
Frontier Communications Corp., 6.25%, 1/15/13(2)	575,000	531,875
Frontier Communications Corp., 7.125%, 3/15/19(2)	600,000	514,500
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(2)	750,000	768,750
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15(1)(2)	1,725,000	1,673,250
Level 3 Financing, Inc., 9.25%, 11/1/14	1,025,000	845,625
MetroPCS Wireless, Inc., 9.25%, 11/1/14(2)	1,250,000	1,248,437
Qwest Capital Funding, Inc., 7.25%, 2/15/11(2)(3)	750,000	731,250
Qwest Corp., 7.875%, 9/1/11(2)	550,000	552,750
Qwest Corp., 7.50%, 10/1/14(2)	750,000	719,063
Qwest Corp., 8.375%, 5/1/16(1)(2)	2,000,000	1,940,000
Sprint Capital Corp., 8.375%, 3/15/12(2)	750,000	742,500
Sprint Capital Corp., 6.90%, 5/1/19(2)	1,650,000	1,373,625
Sprint Capital Corp., 8.75%, 3/15/32(2)	1,000,000	810,000
Windstream Corp., 8.625%, 8/1/16(2)	875,000	842,188
		14,177,313

ELECTRIC UTILITIES ― 1.5%
Edison Mission Energy, 7.00%, 5/15/17(2)	1,300,000	1,004,250
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	1,850,000	1,359,750
		2,364,000

ELECTRICAL EQUIPMENT ― 1.0%
Baldor Electric Co., 8.625%, 2/15/17(2)	750,000	697,500
Belden, Inc., 9.25%, 6/15/19(1)(2)	1,000,000	973,750
		1,671,250

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.2%
Celestica, Inc., 7.625%, 7/1/13(2)	1,500,000	1,470,000
Flextronics International Ltd., 6.50%, 5/15/13(2)	500,000	483,750
Sanmina-SCI Corp., 6.75%, 3/1/13(2)(3)	250,000	195,000
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	2,000,000	1,467,500
		3,616,250

FOOD & STAPLES RETAILING ― 1.9%
Ingles Markets, Inc., 8.875%, 5/15/17(1)(2)	1,000,000	987,500
Rite Aid Corp., 8.625%, 3/1/15(2)(3)	1,000,000	670,000
Rite Aid Corp., 7.50%, 3/1/17(2)	750,000	590,625
SUPERVALU, INC., 7.50%, 11/15/14(2)	550,000	530,750
Susser Holdings LLC/Susser Finance Corp., 10.625%, 12/15/13(2)	250,000	251,875
		3,030,750

FOOD PRODUCTS ― 1.3%
Smithfield Foods, Inc., 7.75%, 5/15/13(2)	750,000	618,750
Smithfield Foods, Inc., 10.00%, 7/15/14(1)(4)	750,000	744,375

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Smithfield Foods, Inc., 7.75%, 7/1/17(2)	$ 1,100,000	$ 805,750
		2,168,875

GAS UTILITIES ― 0.5%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 4/15/18(2)	1,000,000	870,000

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
Biomet, Inc, 10.00%, 10/15/17(2)	600,000	613,500
Biomet, Inc, 11.625%, 10/15/17(2)	1,500,000	1,477,500
Inverness Medical Innovations, Inc., 9.00%, 5/15/16(2)	1,500,000	1,455,000
		3,546,000

HEALTH CARE PROVIDERS & SERVICES ― 7.4%
Community Health Systems, Inc., 8.875%, 7/15/15(2)	1,400,000	1,379,000
DaVita, Inc., 7.25%, 3/15/15(2)	1,800,000	1,701,000
HCA, Inc., 6.50%, 2/15/16(2)	1,350,000	1,096,875
HCA, Inc., 9.25%, 11/15/16(2)	1,500,000	1,481,250
HCA, Inc., 8.50%, 4/15/19(1)(2)	1,000,000	985,000
Healthsouth Corp., VRN, 7.22%, 12/15/09	500,000	458,750
Healthsouth Corp., 10.75%, 6/15/16	1,250,000	1,262,500
Omnicare, Inc., 6.875%, 12/15/15(2)	1,000,000	907,500
Sun Healthcare Group, Inc., 9.125%, 4/15/15	750,000	746,250
Tenet Healthcare Corp., 8.875%, 7/1/19(1)	2,000,000	2,020,000
		12,038,125

HOTELS, RESTAURANTS & LEISURE ― 3.7%
Ameristar Casinos, Inc., 9.25%, 6/1/14(1)(2)	1,000,000	1,025,000
Harrah's Operating Co., Inc., 10.00%, 12/15/18(1)(2)	1,000,000	580,000
Harrah's Operating Escrow LLC/Harrah's Escrow Corp., 11.25%, 6/1/17(1)(2)	1,000,000	950,000
MGM Mirage, 8.50%, 9/15/10(2)	500,000	456,250
MGM Mirage, 6.75%, 9/1/12(2)	300,000	214,500
MGM Mirage, 10.375%, 5/15/14(1)(2)	250,000	260,625
MGM Mirage, 7.625%, 1/15/17(2)(3)	750,000	489,375
Pinnacle Entertainment, Inc., 8.25%, 3/15/12(2)	500,000	500,000
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(2)	750,000	645,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	600,000	515,317
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(2)(3)	500,000	442,500
		6,078,567

HOUSEHOLD DURABLES ― 3.5%
D.R. Horton, Inc., 6.875%, 5/1/13(2)	1,000,000	941,250
Jarden Corp., 8.00%, 5/1/16	250,000	239,375
KB Home, 6.375%, 8/15/11(2)	1,000,000	970,000
Meritage Homes Corp., 7.00%, 5/1/14(2)	1,250,000	1,031,250
Pulte Homes, Inc., 7.875%, 8/1/11(2)	800,000	806,000
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	1,100,000	1,157,750
Yankee Acquisition Corp., 8.50%, 2/15/15(2)(3)	700,000	593,250
		5,738,875

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 2.4%
AES Corp. (The), 8.75%, 5/15/13(1)(2)	818,000	834,360
AES Corp. (The), 9.75%, 4/15/16(1)(2)	500,000	508,750
AES Corp. (The), 8.00%, 10/15/17(2)	750,000	701,250
NRG Energy, Inc., 7.375%, 2/1/16(2)	1,250,000	1,185,938
RRI Energy, Inc., 7.625%, 6/15/14(2)	750,000	690,000
		3,920,298

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

INSURANCE ― 0.4%
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	$ 675,000	$ 607,500

IT SERVICES ― 1.9%
First Data Corp., 9.875%, 9/24/15(2)	1,250,000	893,750
SunGard Data Systems, Inc., 9.125%, 8/15/13(2)	1,450,000	1,377,500
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	850,000	789,437
		3,060,687

MACHINERY ― 1.7%
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(2)	850,000	731,000
RSC Equipment Rental, Inc., 9.50%, 12/1/14(2)	1,750,000	1,413,125
SPX Corp., 7.625%, 12/15/14(2)	650,000	630,500
		2,774,625

MEDIA ― 10.5%
Cablevision Systems Corp., 8.00%, 4/15/12(2)	700,000	696,500
CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15(5)(6)	1,298,000	162,250
Cinemark USA, Inc., 8.625%, 6/15/19(1)(2)	700,000	694,750
CSC Holdings, Inc., 6.75%, 4/15/12(2)	450,000	436,500
DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13(2)	1,000,000	1,007,500
DIRECTV Holdings LLC/DIRECTV Financing Co., 7.625%, 5/15/16(2)	1,000,000	977,500
DISH DBS Corp., 6.375%, 10/1/11(2)	500,000	486,250
DISH DBS Corp., 7.00%, 10/1/13(2)	1,000,000	955,000
Harland Clarke Holdings Corp., VRN, 5.63%, 8/15/09, resets quarterly off the 3-month LIBOR plus 4.75% with no caps(2)	250,000	151,875
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	2,500,000	1,943,750
Interpublic Group of Cos., Inc., 6.25%, 11/15/14(2)	1,000,000	880,000
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(1)(2)	1,250,000	1,265,625
Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13(2)	1,000,000	957,500
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(1)(2)	750,000	733,125
R.H. Donnelley, Inc., 11.75%, 5/15/15(1)(5)(6)	599,000	278,535
Sirius XM Radio, Inc., 9.625%, 8/1/13(2)(3)	1,000,000	742,500
tw telecom holdings inc, 9.25%, 2/15/14	1,000,000	997,500
Videotron Ltee, 9.125%, 4/15/18(1)(2)	1,000,000	1,021,250
Virgin Media Finance plc, 9.50%, 8/15/16(2)	2,000,000	1,980,000
WMG Acquisition Corp., 9.50%, 6/15/16(1)	750,000	750,000
		17,117,910

METALS & MINING ― 2.5%
AK Steel Corp., 7.75%, 6/15/12(2)	650,000	633,750
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	300,000	303,342
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	1,000,000	1,008,918
Teck Resources Ltd., 10.25%, 5/15/16(1)(2)	500,000	524,394
Teck Resources Ltd., 10.75%, 5/15/19(1)(2)	1,500,000	1,614,984
		4,085,388

MULTILINE RETAIL ― 0.6%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	1,250,000	1,019,802

OIL, GAS & CONSUMABLE FUELS ― 12.2%
Bill Barrett Corp., 9.875%, 7/15/16(4)	750,000	737,813
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	250,000	238,750
Chesapeake Energy Corp., 7.50%, 6/15/14(2)	600,000	571,500
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	1,000,000	1,012,500
Cimarex Energy Co., 7.125%, 5/1/17(2)	750,000	663,750
Denbury Resources, Inc., 9.75%, 3/1/16(2)	1,000,000	1,032,500

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

El Paso Corp., 7.75%, 6/15/10(2)	$ 800,000	$ 804,947
El Paso Corp., 7.875%, 6/15/12(2)	1,000,000	986,091
El Paso Corp., 6.875%, 6/15/14(2)	1,000,000	938,549
Encore Acquisition Co., 9.50%, 5/1/16(2)	750,000	742,500
Forest Oil Corp., 8.00%, 12/15/11(2)	500,000	500,000
Forest Oil Corp., 8.50%, 2/15/14(1)(2)	900,000	888,750
Forest Oil Corp., 7.75%, 5/1/14(2)	650,000	627,250
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(2)	1,000,000	957,500
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	1,050,000	1,034,250
Massey Energy Co., 6.875%, 12/15/13(2)	1,500,000	1,380,000
OPTI Canada, Inc., 7.875%, 12/15/14(2)	800,000	522,000
Peabody Energy Corp., 7.375%, 11/1/16(2)	500,000	475,000
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	1,800,000	1,674,000
Range Resources Corp., 7.375%, 7/15/13(2)	500,000	493,125
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	1,550,000	1,321,375
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	750,000	609,375
Southwestern Energy Co., 7.50%, 2/1/18(1)(2)	700,000	675,500
Williams Cos., Inc. (The), 8.75%, 1/15/20(1)(2)	1,000,000	1,044,298
		19,931,323

PAPER & FOREST PRODUCTS ― 2.7%
Boise Cascade LLC, 7.125%, 10/15/14(2)	149,000	79,342
Georgia-Pacific LLC, 8.125%, 5/15/11(2)	1,000,000	1,005,000
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	1,100,000	1,034,000
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	487,500
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	140,250
International Paper Co., 9.375%, 5/15/19(2)(3)	1,000,000	1,020,989
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	1,250,000	587,500
		4,354,581

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
Host Hotels & Resorts LP, 7.00%, 8/15/12(2)(3)	400,000	388,000
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	1,000,000	872,500
		1,260,500

REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.5%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(1)(2)(3)	800,000	782,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Amkor Technology, Inc., 9.25%, 6/1/16(2)	250,000	232,812

SPECIALTY RETAIL ― 1.8%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(2)	750,000	626,250
Asbury Automotive Group, Inc., 7.625%, 3/15/17(2)	250,000	178,750
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(2)	1,000,000	980,000
GSC Holdings Corp., 8.00%, 10/1/12(2)	540,000	546,750
Michaels Stores, Inc., 10.00%, 11/1/14(2)(3)	425,000	359,125
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	350,000	252,000
		2,942,875

TEXTILES, APPAREL & LUXURY GOODS ― 1.2%
Hanesbrands, Inc., VRN, 4.59%, 12/15/09, resets semiannually off the 6-month LIBOR plus 3.375% with no caps(2)	850,000	688,500
Perry Ellis International, Inc., 8.875%, 9/15/13(2)	1,575,000	1,291,500
		1,980,000

TRADING COMPANIES & DISTRIBUTORS ― 0.8%
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	675,000	575,438

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

RSC Equipment Rental, Inc., 10.00%, 7/15/17(1)(4)	$ 250,000	$ 250,312
United Rentals North America, Inc., 6.50%, 2/15/12(2)(3)	500,000	487,500
		1,313,250

WIRELESS TELECOMMUNICATION SERVICES ― 2.2%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17(1)(2)	500,000	490,000
Cricket Communications, Inc., 9.375%, 11/1/14(2)	1,525,000	1,509,750
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	511,250
Nextel Communications, Inc., 6.875%, 10/31/13(2)	1,000,000	832,500
Syniverse Technologies, Inc., 7.75%, 8/15/13(2)	300,000	283,500
		3,627,000
TOTAL CORPORATE BONDS
(Cost $152,881,547)		151,211,577
PREFERRED STOCKS(7)
Preferred Blocker, Inc. (GMAC LLC), 7.00%, 12/31/11(1)(8)
(Cost $164,281)	175	75,272
TEMPORARY CASH INVESTMENTS ― 7.1%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $8,259,211), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $8,106,002)(2)		8,106,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,536,485), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $3,457,001)(2)		3,457,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,563,000)		11,563,000
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 2.0%
Links Finance LLC, VRN, 0.35%, 7/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(1)	1,000,000	999,938
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 6/30/09, due 7/1/09 (Delivery value $746,996)		746,995
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.08%, dated 6/30/09, due 7/1/09 (Delivery value $500,001)		500,000
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.04%, dated 6/30/09, due 7/1/09 (Delivery value $500,001)		500,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.09%, dated 6/30/09, due 7/1/09 (Delivery value $500,001)		500,000
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $3,246,933)		3,246,933

TOTAL INVESTMENT SECURITIES — 101.6%
(Cost $167,855,761)		166,096,782
OTHER ASSETS AND LIABILITIES — (1.6)%		(2,648,929)
TOTAL NET ASSETS — 100.0%	$163,447,853

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,780,000
Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*
		$ (333,260)	$ (247,768)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
ETF	-	Exchange Traded Fund
GMAC	-	General Motors Acceptance Corporation
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $33,566,844, which represented 20.5% of total net assets. None of these securities were considered illiquid.

(2)	Security, or a portion thereof, has been segregated for when-issued securities and swap agreements. At the period end, the aggregate value of securities pledged was $3,513,000.
(3)	Security, or a portion thereof, was on loan as of the period end. The aggregate value of securities on loan at period end was $3,171,086.
(4)	When-issued security.
(5)	Security is in default.
(6)	Non-income producing.
(7)	Category is less than 0.05% of total net assets.
(8)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(9)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$ 510,144	$ 150,701,433	–
Preferred Stocks	–	75,272	–
Temporary Cash Investments	–	14,809,933	–
Total Value of Investment Securities	$ 510,144	$ 165,586,638	–
Other Financial Instruments
Swap Agreements	–	$ 85,492	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 85,492	–

High-Yield – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 167,855,761
Gross tax appreciation of investments	$ 4,981,643
Gross tax depreciation of investments	(6,740,622)
Net tax appreciation (depreciation) of investments	$ (1,758,979)

The total cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

June 30, 2009

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1) ― 46.9%
American Honda Finance Corp., 0.70%, 7/2/09	$ 9,000,000	$ 8,999,825
American Honda Finance Corp., 0.75%, 7/6/09	4,750,000	4,749,505
American Honda Finance Corp., 0.80%, 7/8/09	11,000,000	10,998,289
American Honda Finance Corp., 0.58%, 7/10/09	5,000,000	4,999,275
American Honda Finance Corp., 0.85%, 7/13/09	4,250,000	4,248,796
American Honda Finance Corp., 0.50%, 7/16/09	2,932,000	2,931,389
ANZ National (Int'l) Ltd., 0.60%, 7/17/09(2)	18,000,000	17,995,200
BASF SE, 0.40%, 11/23/09(2)	11,000,000	10,982,278
BNP Paribas Finance, 0.70%, 7/6/09	26,000,000	25,997,472
Catholic Health Initiatives, 1.75%, 7/9/09	17,000,000	17,000,000
Catholic Health Initiatives, 1.80%, 8/10/09	14,000,000	14,000,000
Citibank Credit Card Issuance Trust, 0.50%, 7/10/09(2)	8,300,000	8,298,962
Citibank Credit Card Issuance Trust, 0.45%, 8/10/09(2)	10,000,000	9,995,000
Citibank Credit Card Issuance Trust, 0.45%, 8/25/09(2)	11,000,000	10,992,437
Crown Point Capital Co. LLC, 1.20%, 7/1/09(2)	27,000,000	27,000,000
Crown Point Capital Co. LLC, 1.15%, 7/14/09(2)	6,000,000	5,997,508
Crown Point Capital Co. LLC, 1.15%, 7/15/09(2)	2,000,000	1,999,106
Crown Point Capital Co. LLC, 0.70%, 9/16/09(2)	14,000,000	13,979,039
Govco LLC, 0.92%, 7/15/09(2)	13,000,000	12,995,349
Govco LLC, 0.40%, 9/1/09(2)	1,500,000	1,498,967
Govco LLC, 1.11%, 10/27/09(2)	15,000,000	14,945,917
Govco LLC, 0.78%, 12/11/09(2)	23,000,000	22,918,772
Honeywell International, Inc., 0.60%, 10/20/09(2)	12,050,000	12,027,707
Honeywell International, Inc., 0.96%, 12/7/09(2)	11,000,000	10,953,846
Legacy Capital LLC, 1.20%, 7/1/09(2)	15,000,000	15,000,000
Legacy Capital LLC, 1.05%, 8/3/09(2)	14,000,000	13,986,525
Legacy Capital LLC, 0.55%, 9/8/09(2)	9,500,000	9,489,985
Lexington Parker Capital, 1.20%, 7/2/09(2)	20,000,000	19,999,333
Lexington Parker Capital, 1.20%, 7/6/09(2)	3,000,000	2,999,500
Lexington Parker Capital, 1.15%, 7/15/09(2)	10,000,000	9,995,528
Lexington Parker Capital, 0.50%, 8/14/09(2)	10,000,000	9,993,889
Pfizer, Inc., 0.32%, 11/19/09(2)	15,000,000	14,981,200
Pfizer, Inc., 0.46%, 2/26/10(2)	38,000,000	37,883,467
Providence Health & Services, 1.45%, 7/8/09	7,000,000	7,000,000
Royal Bank of Canada, 0.58%, 9/28/09	8,000,000	7,988,529
Royal Bank of Scotland plc, 0.73%, 7/2/09	10,000,000	9,999,797
Salvation Army, 1.75%, 7/9/09	5,100,000	5,100,000
Salvation Army Easter Corp., 1.75%, 7/2/09	6,900,000	6,900,000
Swedbank AB, 0.57%, 11/16/09(2)	4,000,000	3,991,260
Toyota Motor Credit Corp., 0.43%, 7/7/09	5,000,000	4,999,642
Windmill Funding I Corp., 0.65%, 7/2/09(2)	18,000,000	17,999,675
Windmill Funding I Corp., 0.63%, 7/23/09(2)	1,715,000	1,714,340
Windmill Funding I Corp., 0.33%, 8/25/09(2)	24,000,000	23,987,900
Yale University, 0.45%, 11/17/09	15,000,000	14,973,937
TOTAL COMMERCIAL PAPER		515,489,146
U.S. GOVERNMENT AGENCY SECURITIES ― 23.9%

FFCB, 4.125%, 7/17/09	2,000,000	2,003,102
FFCB, 3.875%, 12/17/09	4,600,000	4,665,644

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FFCB, 0.80%, 2/2/10	$ 6,140,000	$ 6,135,777
FFCB, 0.60%, 5/26/10	15,000,000	15,000,000
FHLB, VRN, 0.82%, 7/1/09	15,000,000	15,000,000
FHLB, VRN, 0.84%, 7/13/09	20,000,000	19,997,852
FHLB, VRN, 0.92%, 7/23/09	1,700,000	1,701,936
FHLB, 5.25%, 8/5/09	12,035,000	12,088,738
FHLB, VRN, 0.65%, 9/10/09	25,000,000	25,001,550
FHLB, 5.25%, 9/11/09	17,500,000	17,659,472
FHLB, 5.00%, 9/18/09	8,370,000	8,448,643
FHLB, 4.50%, 10/9/09	9,000,000	9,092,566
FHLB, 6.50%, 11/13/09	1,200,000	1,225,369
FHLB, 5.00%, 12/11/09	10,000,000	10,181,815
FHLB, 3.50%, 1/6/10	20,000,000	20,263,150
FHLB, 0.87%, 1/26/10	10,000,000	9,992,823
FHLB, 1.05%, 3/9/10	10,000,000	9,997,346
FHLB, 4.875%, 3/12/10	6,000,000	6,157,817
FHLB, 4.375%, 3/17/10	3,000,000	3,069,560
FHLB, 0.60%, 6/22/10	15,000,000	14,978,347
FHLB Discount Notes, 0.76%, 1/12/10(1)	15,000,000	14,939,063
FHLB Discount Notes, 0.86%, 1/21/10(1)	10,000,000	9,951,833
FHLB Discount Notes, 0.96%, 2/1/10(1)	25,000,000	24,858,458
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		262,410,861
MUNICIPAL SECURITIES — 16.6%
Abag Finance Auth. for Nonprofit Corp.. Rev., (899 Charleston LLC), VRDN, 0.30%, 7/1/09 (LOC: LaSalle National Bank)	3,400,000	3,400,000
California Enterprise Development Auth. Rev., Series 2008 B, (Pocino Foods), VRDN, 0.72%, 7/2/09 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 1.25%, 7/2/09 (LOC: Bank of the West)	1,645,000	1,645,000
California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 0.65%, 7/1/09 (LOC: Wells Fargo Bank N.A.)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Rev., Series 2000 B, (Adams Rite Manufacturing Co.), VRDN, 2.00%, 7/1/09 (LOC: U.S. Bank N.A. and Mellon bank N.A.)	1,940,000	1,940,000
Chicago Illinois Industrial Development Rev., (Enterprise Center VII), VRDN, 0.50%, 7/1/09 (LOC: LaSalle National Bank)	6,000,000	6,000,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 1.25%, 7/2/09 (LOC: Wells Fargo Bank N.A.)	260,000	260,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Taxable POPIEL Properties), VRDN, 1.25%, 7/2/09 (LOC: Guaranty Bank & Trust and Wells Fargo Bank N.A.)	110,000	110,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 1.25%, 7/2/09 (LOC: Colorado Business Bank and Bank of New York)	875,000	875,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2007 B, (Monaco LLC), VRDN, 1.25%, 7/2/09 (LOC: JPMorgan Chase Bank)	690,000	690,000
Columbus Indiana Economic Development Rev., (Arbors At Waters Edge Apartments), VRDN, 0.43%, 7/2/09 (LOC: FHLB)	3,980,000	3,980,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.50%, 7/2/09 (SBBPA: JPMorgan Chase Bank)	19,695,000	19,695,000
Fairfield Rev., Series 2005 A2, VRDN, 2.55%, 7/2/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,800,000	2,800,000
Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 1.75%, 7/2/09 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Hart Family Holdings LLC Rev. VRDN, 2.00%, 7/2/09 (LOC: Community Bank & Trust and FHLB)	$ 10,790,000	$ 10,790,000
Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 1.30%, 7/1/09 (LOC: Bank of New York)	1,505,000	1,505,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 1.50%, 7/2/09 (SBBPA: Lloyds TSB Bank plc)	2,350,000	2,350,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 1.01%, 7/1/09 (SBBPA: Lloyds TSB Bank plc)	2,955,000	2,955,000
LoanStar Assets Partners LP Rev., Series 2004 A, VRDN, 1.35%, 7/2/09 (LOC: State Street Corp.)	5,000,000	5,000,000
Los Angeles Multifamily Rev., Series 2001 F, (Housing-San Regis), VRDN, 0.75%, 7/2/09 (LIQ FAC: Fannie Mae)	1,375,000	1,375,000
Lower Colorado River Auth., 1.15%, 12/4/09	18,600,000	18,600,000
Midwestern University Foundation Rev. VRDN, Series 2009 A, 0.70%, 7/2/09 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 1.25%, 7/1/09 (LOC: Branch Banking & Trust)	12,500,000	12,500,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.02%, 7/1/09 (LOC: Trustmark National Bank and FHLB)	9,005,000	9,005,000
Montebello COP, VRDN, 1.50%, 7/1/09 (LOC: Union Bank of California and California State Teacher's Retirement System)	6,775,000	6,775,000
Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 1.00%, 7/2/09 (LOC: Scotiabank)	13,630,000	13,630,000
Nevada Multi Unit Housing Division, Series 2002 B, VRDN, 0.62%, 7/2/09 (LIQ FAC: Fannie Mae)	990,000	990,000
New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.67%, 7/2/09 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	1,045,000	1,045,000
New York GO, Series 2008 J13, VRDN, 0.75%, 7/1/09 (SBBPA: Lloyds TSB Bank plc)	10,000,000	10,000,000
Oregon Facilities Auth. Rev., Series 2002-1, (Hazelden Springbrook), VRDN, 2.50%, 7/2/09 (LOC: Allied Irish Bank plc)	1,100,000	1,100,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.31%, 7/7/09 (LOC: Bank of New York and California State Teacher's Retirement System)	300,000	300,000
Putnam Hospital Center Rev., VRDN, 1.31%, 7/1/09 (LOC: JPMorgan Chase Bank)	3,140,000	3,140,000
Salinas COP, (Fairways Golf), VRDN, 1.00%, 7/2/09 (LOC: Rabobank N.A. and Cooperative Centrale)	4,660,000	4,660,000
Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 1.25%, 7/8/09 (LOC: Bank of New York)	1,070,000	1,070,000
San Mateo County Board of Education COP, Series 2006 B, VRDN, 0.80%, 7/2/09 (LOC: Allied Irish Bank plc)	3,255,000	3,255,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.31%, 7/2/09 (LOC: Bank of New York)	2,500,000	2,500,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.31%, 7/2/09 (LOC: JPMorgan Chase Bank)	2,185,000	2,185,000
St. Paul Sales Tax Rev., Series 2009 A, Rivercentre Arena), VRDN, 0.45%, 7/2/09 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Company, Inc.), VRDN, 1.50%, 7/2/09 (LOC: U.S. Bank N.A.)	1,715,000	1,715,000
Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.82%, 7/2/09 (LOC: Wells Fargo Bank N.A.)	2,145,000	2,145,000
Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 1.05%, 7/2/09 (LOC: Bank of America N.A.)	1,880,000	1,880,000
TOTAL MUNICIPAL SECURITIES		182,000,000

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 10.6%
Astin Redevelopment LP, VRN, 1.00%, 7/9/09	$ 3,500,000	$ 3,500,000
Bank of America N.A., VRN, 0.66%, 9/14/09	10,000,000	10,000,000
Castleton United Methodist Church, Inc., VRN, 1.31%, 7/9/09 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Cypress Bend Real Estate Development Co. LLC, VRN, 0.75%, 7/2/09	9,000,000	9,000,000
D & I Properties LLC, VRN, 1.00%, 7/1/09	1,400,000	1,400,000
DCC Development Corp., VRN, 0.90%, 7/2/09	4,015,000	4,015,000
First Baptist Church of Opelika, VRN, 1.00%, 7/10/09 (LOC: FHLB)	6,650,000	6,650,000
Grace Community Church of Amarillo, VRN, 1.00%, 7/1/09	2,070,000	2,070,000
High Track LLC, VRN, 0.90%, 7/1/09	8,625,000	8,625,000
JBR, Inc., VRN, 1.25%, 7/2/09	5,790,000	5,790,000
Manse on Marsh LP, VRN, 0.72%, 7/2/09	11,355,000	11,355,000
Ness Family Partners LP, VRN, 0.68%, 7/1/09	1,670,000	1,670,000
Procter & Gamble International Funding SCA, VRN, 1.01%, 8/7/09	5,000,000	5,000,000
Relay Relay LLC, VRN, 1.56%, 7/2/09	7,805,000	7,805,000
Roman Catholic Bishop of San Jose, VRN, 3.50%, 7/2/09	4,875,000	4,875,000
Royal Bank of Canada, VRN, 1.35%, 7/15/09, resets quarterly off the 3-month LIBOR plus 0.20% with no caps	15,000,000	15,000,000
Rupert E. Phillips, VRN, 1.01%, 7/10/09 (LOC: FHLB)	5,940,000	5,940,000
Salvation Army, VRN, 1.31%, 7/2/09 (LOC: Bank of New York)	2,000,000	2,000,000
Salvation Army, VRN, 1.31%, 7/2/09 (LOC: Bank of New York)	7,500,000	7,500,000
Zehnder's of Frankenmuth, VRN, 0.90%, 7/2/09	1,110,000	1,110,000
TOTAL CORPORATE BONDS		116,305,000
CERTIFICATES OF DEPOSIT ― 1.4%
U.S. Bank N.A., 0.75%, 7/17/09	15,000,000	15,000,000
TEMPORARY CASH INVESTMENTS ― 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	4,139,106	4,139,106

TOTAL INVESTMENT SECURITIES — 99.8%		1,095,344,113
OTHER ASSETS AND LIABILITIES — 0.2%		2,651,879
TOTAL NET ASSETS — 100.0%		$1,097,995,992

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

(1)	The rate indicated is the yield to maturity at purchase.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $364,602,690, which represented 33.2% of total net assets. None of these securities were considered illiquid.

Premium Money Market – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$515,489,146	–
U.S. Government Agency Securities	–	262,410,861	–
Municipal Securities	–	182,000,000	–
Corporate Bonds	–	116,305,000	–
Certificates of Deposit	–	15,000,000	–
Temporary Cash Investments	$4,139,106	–	–
Total Value of Investment Securities	$4,139,106	$1,091,205,007	–

3. Federal Tax Information

As of June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,095,344,113

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

June 30, 2009

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 85.7%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 9,870,331	$ 10,135,596
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	6,231,404	6,097,043
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	9,796,811	10,133,576
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	6,845,176	6,460,135
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	8,952,004	10,887,875
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	6,555,120	6,954,576
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	10,195,442	12,903,606
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	1,099,235	1,376,105
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	1,673,021	1,706,481
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	3,630,060	3,633,465
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	2,327,880	2,431,180
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	5,881,957	6,058,415
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	2,041,564	2,171,714
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	9,247,480	9,516,230
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	15,429,600	16,350,562
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	5,750,559	5,682,271
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	7,749,875	7,946,040
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	11,425,194	11,682,261
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	7,127,001	7,291,813
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	14,964,584	14,889,761
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	13,868,195	14,015,545
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	17,727,270	17,987,648
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	7,888,629	8,275,661
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	8,749,985	9,124,589
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	5,993,168	6,380,854
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	2,519,228	2,492,461
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	8,899,830	8,630,058
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	7,151,040	7,378,979
TOTAL U.S. TREASURY SECURITIES
(Cost $227,207,680)		228,594,500
CORPORATE BONDS ― 7.6%

BEVERAGES ― 0.5%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	330,000	342,841
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	240,000	243,094
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	260,000	263,396
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	450,000	476,673
		1,326,004

CAPITAL MARKETS ― 0.4%
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	405,785
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	280,000	300,334
Morgan Stanley, 7.30%, 5/13/19(1)	330,000	342,794
		1,048,913

CHEMICALS(3)
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	160,000	160,549

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	396,000

COMPUTERS & PERIPHERALS ― 0.2%
Dell, Inc., 3.375%, 6/15/12	200,000	203,782

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Dell, Inc., 5.875%, 6/15/19	$ 400,000	$ 409,048
		612,830

CONSUMER FINANCE ― 0.3%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	337,694
General Electric Capital Corp., 5.90%, 5/13/14(1)	460,000	470,193
		807,887

CONTAINERS & PACKAGING ― 0.3%
Ball Corp., 6.875%, 12/15/12(1)	750,000	748,125

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.6%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	197,928
AT&T, Inc., 5.10%, 9/15/14(1)	500,000	520,174
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	340,000	351,147
Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)(2)	220,000	233,869
Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)(2)	160,000	191,510
		1,494,628

ELECTRIC UTILITIES ― 0.1%
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	197,908

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Corning, Inc., 6.625%, 5/15/19(1)	600,000	614,311

ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(1)	400,000	397,000

FOOD & STAPLES RETAILING ― 0.1%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	267,607

FOOD PRODUCTS ― 0.1%
Kraft Foods, Inc., 6.125%, 2/1/18(1)	200,000	207,128

HEALTH CARE PROVIDERS & SERVICES ― 0.3%
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	734,953

HOUSEHOLD DURABLES ― 0.1%
Pulte Homes, Inc., 7.875%, 8/1/11(1)	200,000	201,500

INSURANCE ― 0.2%
MetLife, Inc., 6.75%, 6/1/16	500,000	509,747

MEDIA ― 1.2%
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(1)(2)	600,000	607,500
Omnicom Group, Inc., 6.25%, 7/15/19(4)	180,000	176,908
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	517,268
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	134,679
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	600,000	625,909
Time Warner Cable, Inc., 6.75%, 6/15/39(1)	300,000	292,613
Time Warner, Inc., 6.875%, 5/1/12(1)	400,000	428,261
Viacom, Inc., 6.25%, 4/30/16	500,000	493,199
		3,276,337

METALS & MINING ― 0.4%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	300,000	324,525
ArcelorMittal, 6.125%, 6/1/18(1)	200,000	175,288
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(1)	150,000	166,884
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	400,000	402,978
		1,069,675

MULTI-UTILITIES ― 0.1%
PG&E Corp., 5.75%, 4/1/14(1)	120,000	128,037

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Sempra Energy, 6.50%, 6/1/16(1)	$ 130,000	$ 135,873
		263,910

OIL, GAS & CONSUMABLE FUELS ― 1.4%
Anadarko Petroleum Corp., 8.70%, 3/15/19(1)	320,000	359,073
Anadarko Petroleum Corp., 6.95%, 6/15/19(1)	300,000	303,299
BP Capital Markets plc, 3.125%, 3/10/12(1)	170,000	173,546
Chevron Corp., 3.95%, 3/3/14	240,000	247,462
ConocoPhillips, 4.75%, 2/1/14(1)	590,000	615,180
Enterprise Products Operating LP, 4.60%, 8/1/12(1)	530,000	534,156
Enterprise Products Operating LP, 6.30%, 9/15/17(1)	250,000	251,638
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	471,855
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	90,000	92,555
Shell International Finance BV, 4.00%, 3/21/14(1)	370,000	380,462
XTO Energy, Inc., 6.50%, 12/15/18(1)	200,000	214,949
		3,644,175

PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(1)	250,000	255,247

PHARMACEUTICALS ― 0.1%
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	210,000	224,331

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(1)	180,000	180,583

SOFTWARE ― 0.1%
Oracle Corp., 6.125%, 7/8/39	360,000	357,602

TOBACCO ― 0.2%
Altria Group, Inc., 9.25%, 8/6/19(1)	380,000	427,424

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
American Tower Corp., 7.25%, 5/15/19(1)(2)	600,000	583,500
Vodafone Group plc, 5.45%, 6/10/19(1)	270,000	265,967
		849,467
TOTAL CORPORATE BONDS
(Cost $19,797,268)		20,273,841
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 2.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.7%
FHLMC, 5.00%, 1/30/14(1)	2,100,000	2,281,778
FHLMC, 4.50%, 4/2/14(1)	2,000,000	2,139,884
		4,421,662
GOVERNMENT-BACKED CORPORATE BONDS ― 0.3%
Bank of America Corp., 3.125%, 6/15/12(1)(5)	800,000	825,870
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $5,045,943)		5,247,532
MUNICIPAL SECURITIES ― 1.9%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(1)	2,000,000	2,115,320
California GO, 7.55%, 4/1/39(1)	200,000	183,394
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(1)(6)	800,000	889,976
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32(1)	1,700,000	1,963,432

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

TOTAL MUNICIPAL SECURITIES
(Cost $4,734,501)		$ 5,152,122
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 0.6%
FHLMC, 5.50%, 4/1/38(1)
(Cost $1,575,805)	1,560,855	1,613,274
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 0.2%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.50%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	496,902	381,803
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.62%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)	391,443	290,849
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $888,345)		672,652
ASSET-BACKED SECURITIES(7) ― 0.1%
Public Service New Hampshire Funding LLC, Series 2001-1, Class A3 SEQ, 6.48%, 5/1/15(1)
(Cost $326,525)	315,515	338,998
TEMPORARY CASH INVESTMENTS ― 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	40,876	40,876
BNP Paribas Finance, Inc., 0.07%, 7/1/09(8)	4,100,000	4,099,959
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,140,876)		4,140,835

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $263,716,943)		266,033,754
OTHER ASSETS AND LIABILITIES — 0.3%		714,833
TOTAL NET ASSETS — 100.0%		$266,748,587

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
90	U.S. Treasury 10-Year Notes	September 2009	$10,463,906	$(38,171)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$890,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(166,630)	$(123,884)
TOTAL RETURN

$800,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(32,057)

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Value

6,800,000	Pay a fixed rate equal to 1.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(180,937)
1,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(47,686)
5,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(271,534)
1,900,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(62,619)
		–	(594,833)
		$(166,630)	$(718,717)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,477,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,180,728, which represented 1.2% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	When issued securities.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

(7)	Final maturity indicated, unless otherwise noted.
(8)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$228,594,500	–
Corporate Bonds	–	20,273,841	–
U.S. Government Agency Securities and Equivalents	–	5,247,532	–
Municipal Securities	–	5,152,122	–
U.S. Government Agency Mortgage-Backed Securities	–	1,613,274	–
Commercial Mortgage-Backed Securities	–	672,652	–
Asset-Backed Securities	–	338,998	–
Temporary Cash Investments	40,876	4,099,959	–
Total Value of Investment Securities	$40,876	$265,992,878	–
Other Financial Instruments
Futures Contracts	$(38,171)	–	–
Swap Agreements	–	$(552,087)	–

Total Unrealized Gain (Loss) on Other Financial Instruments	$(38,171)	$(552,087)	–

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments	$ 263,716,943
Gross tax appreciation of investments	$ 3,639,849
Gross tax depreciation of investments	(1,323,038)
Net tax appreciation (depreciation) of investments	$ 2,316,811

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

June 30, 2009

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 32.4%
FHLMC, 6.50%, 12/1/12(2)	$ 529	$ 561
FHLMC, 6.00%, 1/1/13(2)	6,418	6,808
FHLMC, 7.00%, 11/1/13(2)	2,180	2,309
FHLMC, 7.00%, 6/1/14(2)	4,290	4,555
FHLMC, 6.50%, 6/1/16(2)	8,092	8,558
FHLMC, 6.50%, 6/1/16(2)	14,190	15,049
FHLMC, 5.00%, 4/1/19	5,355,491	5,560,952
FHLMC, 7.00%, 9/1/27(2)	1,691	1,846
FHLMC, 6.50%, 1/1/28(2)	2,884	3,100
FHLMC, 7.00%, 2/1/28(2)	437	478
FHLMC, 6.50%, 3/1/29(2)	16,534	17,777
FHLMC, 6.50%, 6/1/29(2)	11,697	12,569
FHLMC, 7.00%, 8/1/29(2)	1,760	1,913
FHLMC, 7.50%, 8/1/29(2)	3,065	3,321
FHLMC, 6.50%, 5/1/31(2)	314	337
FHLMC, 6.50%, 5/1/31(2)	8,245	8,850
FHLMC, 6.50%, 6/1/31(2)	99	106
FHLMC, 6.50%, 6/1/31(2)	451	484
FHLMC, 6.50%, 6/1/31(2)	1,076	1,155
FHLMC, 6.50%, 6/1/31(2)	5,476	5,878
FHLMC, 5.50%, 12/1/33(2)	222,381	230,649
FHLMC, 5.50%, 1/1/38(2)	3,826,357	3,956,655
FHLMC, 5.50%, 4/1/38(2)	3,329,824	3,441,653
FHLMC, 6.00%, 5/1/38	4,471,423	4,674,122
FHLMC, 6.00%, 8/1/38(2)	620,990	649,105
FHLMC, 5.50%, 9/1/38	14,752,024	15,246,626
FHLMC, 6.50%, 7/1/47(2)	103,770	109,868
FNMA, 6.00%, settlement date 7/13/09(3)	4,399,672	4,598,344
FNMA, 6.50%, settlement date 7/13/09(3)	1,304,000	1,388,557
FNMA, 6.00%, 5/1/13(2)	780	828
FNMA, 6.00%, 5/1/13(2)	1,477	1,571
FNMA, 6.00%, 7/1/13(2)	4,309	4,584
FNMA, 6.00%, 12/1/13(2)	6,167	6,561
FNMA, 6.00%, 1/1/14(2)	5,405	5,750
FNMA, 6.00%, 2/1/14(2)	8,793	9,354
FNMA, 6.00%, 4/1/14(2)	10,120	10,766
FNMA, 5.50%, 12/1/16(2)	40,390	42,627
FNMA, 5.50%, 12/1/16(2)	77,710	82,015
FNMA, 6.50%, 1/1/26(2)	10,087	10,880
FNMA, 7.00%, 12/1/27(2)	1,059	1,163
FNMA, 6.50%, 1/1/28(2)	710	766
FNMA, 7.00%, 1/1/28(2)	669	735
FNMA, 7.50%, 4/1/28(2)	3,039	3,316
FNMA, 7.00%, 5/1/28(2)	9,290	10,206
FNMA, 7.00%, 6/1/28(2)	487	535
FNMA, 6.50%, 1/1/29(2)	2,126	2,291
FNMA, 6.50%, 4/1/29(2)	6,562	7,065
FNMA, 7.00%, 7/1/29(2)	3,850	4,229
FNMA, 7.00%, 7/1/29(2)	4,507	4,951

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 7.50%, 7/1/29(2)	$ 12,041	$ 13,122
FNMA, 7.50%, 8/1/30(2)	6,700	7,316
FNMA, 7.50%, 9/1/30(2)	4,287	4,673
FNMA, 7.00%, 9/1/31(2)	27,318	29,946
FNMA, 6.50%, 1/1/32(2)	13,571	14,583
FNMA, 7.00%, 6/1/32(2)	126,535	138,586
FNMA, 6.50%, 8/1/32(2)	50,265	54,012
FNMA, 5.50%, 6/1/33(2)	305,173	316,614
FNMA, 5.50%, 7/1/33(2)	1,459,115	1,513,818
FNMA, 5.50%, 8/1/33(2)	269,320	279,417
FNMA, 5.50%, 9/1/33(2)	339,296	352,017
FNMA, 5.00%, 11/1/33(2)	2,518,546	2,575,508
FNMA, 5.50%, 1/1/34(2)	741,099	768,083
FNMA, 5.50%, 12/1/34(2)	1,915,599	1,986,218
FNMA, 4.50%, 1/1/35	961,100	964,845
FNMA, 5.00%, 8/1/35(2)	1,839,343	1,878,357
FNMA, 4.50%, 9/1/35(2)	1,799,398	1,801,349
FNMA, 5.00%, 2/1/36(2)	10,153,941	10,369,315
FNMA, 5.50%, 7/1/36(2)	1,110,932	1,148,936
FNMA, 5.50%, 2/1/37(2)	458,576	474,263
FNMA, 6.50%, 8/1/37(2)	1,679,384	1,785,470
FNMA, 6.00%, 11/1/37	1,883,321	1,971,344
FNMA, 5.50%, 2/1/38(2)	3,052,054	3,154,383
FNMA, 5.50%, 6/1/38	4,497,551	4,648,343
FNMA, 5.00%, 1/1/39	2,434,879	2,481,823
FNMA, 4.50%, 2/1/39	6,841,119	6,834,254
FNMA, 6.50%, 6/1/47(2)	66,208	70,244
FNMA, 6.50%, 8/1/47(2)	177,534	188,356
FNMA, 6.50%, 8/1/47(2)	230,646	244,706
FNMA, 6.50%, 9/1/47(2)	28,483	30,219
FNMA, 6.50%, 9/1/47(2)	193,553	205,351
FNMA, 6.50%, 9/1/47(2)	655,537	695,497
FNMA, 6.50%, 9/1/47(2)	273,912	290,609
GNMA, 7.50%, 8/20/17(2)	4,376	4,698
GNMA, 7.00%, 11/15/22(2)	5,573	6,068
GNMA, 8.75%, 3/15/25(2)	5,518	5,951
GNMA, 7.00%, 4/20/26(2)	1,197	1,300
GNMA, 7.50%, 8/15/26(2)	2,309	2,532
GNMA, 8.00%, 8/15/26(2)	1,188	1,311
GNMA, 7.50%, 4/15/27(2)	154	169
GNMA, 7.50%, 5/15/27(2)	2,462	2,701
GNMA, 8.00%, 6/15/27(2)	2,224	2,510
GNMA, 7.50%, 11/15/27(2)	259	284
GNMA, 7.00%, 2/15/28(2)	1,178	1,285
GNMA, 7.50%, 2/15/28(2)	1,819	1,997
GNMA, 6.50%, 3/15/28(2)	1,790	1,934
GNMA, 7.00%, 4/15/28(2)	321	350
GNMA, 6.50%, 5/15/28(2)	692	748
GNMA, 6.50%, 5/15/28(2)	4,787	5,170
GNMA, 7.00%, 12/15/28(2)	1,929	2,105
GNMA, 7.00%, 5/15/31(2)	11,823	12,922
GNMA, 4.50%, 8/15/33	5,252,792	5,288,700

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

GNMA, 5.00%, 4/20/36	$ 2,477,802	$ 2,520,920
GNMA, 5.00%, 5/20/36(2)	3,389,299	3,448,278
GNMA, 6.00%, 1/20/39	642,743	670,538
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $98,279,003)		99,436,426
CORPORATE BONDS ― 25.2%

AEROSPACE & DEFENSE ― 0.8%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(4)	350,000	358,491
Honeywell International, Inc., 5.30%, 3/15/17(2)	160,000	168,233
Honeywell International, Inc., 5.30%, 3/1/18(2)	130,000	136,002
Lockheed Martin Corp., 7.65%, 5/1/16(2)	220,000	258,341
Lockheed Martin Corp., 6.15%, 9/1/36(2)	469,000	501,660
United Technologies Corp., 6.125%, 2/1/19(2)	410,000	454,617
United Technologies Corp., 6.05%, 6/1/36(2)	230,000	244,451
United Technologies Corp., 6.125%, 7/15/38(2)	220,000	239,299
		2,361,094

AUTOMOBILES ― 0.1%
American Honda Finance Corp., 7.625%, 10/1/18(2)(4)	170,000	166,155
Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	150,000	152,565
		318,720

BEVERAGES ― 0.9%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	410,000	425,953
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14(2)	580,000	664,391
Diageo Capital plc, 5.20%, 1/30/13(2)	280,000	291,537
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	540,000	572,007
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	170,000	171,484
PepsiCo, Inc., 7.90%, 11/1/18(2)	220,000	268,113
SABMiller plc, 6.20%, 7/1/11(2)(4)	360,000	379,870
		2,773,355

BIOTECHNOLOGY ― 0.3%
Amgen, Inc., 5.85%, 6/1/17(2)	400,000	425,116
Amgen, Inc., 6.40%, 2/1/39(2)	360,000	383,702
		808,818

CAPITAL MARKETS ― 2.1%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14(5)	400,000	407,069
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	630,000	632,118
Credit Suisse (New York), 5.00%, 5/15/13(2)	610,000	624,378
Credit Suisse (New York), 5.50%, 5/1/14(2)	340,000	353,762
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	270,000	277,488
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	230,000	240,392
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	840,000	827,619
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	340,000	331,567
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	780,000	836,643
Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	242,000	243,340
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	475,000	476,229
Morgan Stanley, 6.00%, 4/28/15(2)	200,000	199,817
Morgan Stanley, 6.625%, 4/1/18(2)	210,000	209,694
Morgan Stanley, 7.30%, 5/13/19(2)	660,000	685,588
		6,345,704

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

CHEMICALS ― 0.2%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	$ 210,000	$ 210,720
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	150,000	157,873
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	160,000	172,695
Rohm & Haas Co., 5.60%, 3/15/13(2)	130,000	128,659
		669,947

COMMERCIAL BANKS ― 0.6%
BB&T Corp., 5.70%, 4/30/14(2)	250,000	255,732
PNC Bank N.A., 4.875%, 9/21/17(2)	128,000	111,838
PNC Bank N.A., 6.00%, 12/7/17(2)	160,000	148,355
SunTrust Bank, 7.25%, 3/15/18(2)(5)	100,000	98,421
Wachovia Bank N.A., 4.80%, 11/1/14(2)	339,000	329,096
Wachovia Bank N.A., 4.875%, 2/1/15(2)	198,000	189,385
Wells Fargo & Co., 4.625%, 8/9/10(2)	193,000	197,984
Wells Fargo & Co., 4.375%, 1/31/13(2)	410,000	414,005
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	190,000	198,737
		1,943,553

COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	260,000	264,662
Waste Management, Inc., 7.375%, 3/11/19(2)	280,000	300,578
		565,240

COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 4.95%, 2/15/19(2)	350,000	350,646

COMPUTERS & PERIPHERALS ― 0.2%
Dell, Inc., 3.375%, 6/15/12	200,000	203,782
Dell, Inc., 5.875%, 6/15/19(5)	450,000	460,179
		663,961

CONSUMER FINANCE ― 0.9%
American Express Centurion Bank, 4.375%, 7/30/09(2)	99,000	98,893
American Express Centurion Bank, 5.55%, 10/17/12(2)	250,000	250,030
American Express Co., 7.25%, 5/20/14(2)	250,000	258,978
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	400,000	409,327
General Electric Capital Corp., 6.125%, 2/22/11(2)	127,000	133,168
General Electric Capital Corp., 4.80%, 5/1/13(2)(5)	140,000	140,322
General Electric Capital Corp., 5.90%, 5/13/14(2)	440,000	449,750
General Electric Capital Corp., 5.625%, 9/15/17(2)	250,000	239,647
General Electric Capital Corp., 6.875%, 1/10/39(2)	290,000	261,495
John Deere Capital Corp., 4.50%, 4/3/13(2)	130,000	132,784
John Deere Capital Corp., 4.90%, 9/9/13(2)	250,000	259,273
		2,633,667

CONTAINERS & PACKAGING ― 0.1%
Ball Corp., 6.875%, 12/15/12(2)	276,000	275,310

DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	310,000	312,860
DIVERSIFIED FINANCIAL SERVICES ― 1.7%
Bank of America Corp., 4.375%, 12/1/10(2)	144,000	144,418
Bank of America Corp., 4.90%, 5/1/13(2)(5)	600,000	585,121
Bank of America Corp., 7.375%, 5/15/14(2)	150,000	155,172
Bank of America Corp., 5.65%, 5/1/18(2)	150,000	132,766
Bank of America Corp., 7.625%, 6/1/19(2)	270,000	271,671

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Bank of America N.A., 5.30%, 3/15/17(2)	$ 470,000	$ 399,374
Bank of America N.A., 6.00%, 10/15/36(2)	200,000	160,582
BP Capital Markets plc, 5.25%, 11/7/13(2)	480,000	515,891
Citigroup, Inc., 5.50%, 4/11/13(2)(5)	820,000	769,434
Citigroup, Inc., 6.125%, 5/15/18(2)	490,000	429,286
Citigroup, Inc., 8.50%, 5/22/19(2)	160,000	163,028
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	510,000	509,428
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	830,000	825,887
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(2)	250,000	241,290
		5,303,348

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.5%
Alltel Corp., 7.875%, 7/1/32(2)	180,000	209,418
AT&T Corp., 7.30%, 11/15/11(2)	193,000	211,805
AT&T, Inc., 6.25%, 3/15/11(2)	360,000	381,666
AT&T, Inc., 6.70%, 11/15/13(2)	770,000	846,693
AT&T, Inc., 5.10%, 9/15/14(2)	100,000	104,035
AT&T, Inc., 6.80%, 5/15/36(2)	195,000	202,465
AT&T, Inc., 6.55%, 2/15/39(2)(5)	680,000	680,293
BellSouth Corp., 6.875%, 10/15/31(2)	29,000	29,934
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	190,000	201,967
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	160,000	187,647
Embarq Corp., 7.08%, 6/1/16(2)	82,000	80,179
France Telecom SA, 4.375%, 7/8/14(6)	420,000	423,192
Koninklijke KPN NV, 8.375%, 10/1/30(2)	130,000	148,862
Qwest Corp., 7.875%, 9/1/11(2)	60,000	60,300
Qwest Corp., 7.50%, 10/1/14(2)	120,000	115,050
Telecom Italia Capital SA, 4.00%, 1/15/10(2)	227,000	228,127
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	350,000	354,440
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	150,000	158,033
Telefonica Emisiones SAU, 5.88%, 7/15/19(6)	400,000	413,114
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	220,000	244,316
Verizon Communications, Inc., 5.50%, 2/15/18(2)	130,000	129,306
Verizon Communications, Inc., 8.75%, 11/1/18(2)	670,000	794,808
Verizon Communications, Inc., 6.25%, 4/1/37(2)	90,000	87,159
Verizon Communications, Inc., 6.40%, 2/15/38(2)	190,000	186,417
Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)(4)	340,000	361,434
Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(4)	570,000	682,254
		7,522,914

ELECTRIC UTILITIES ― 1.3%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	160,000	168,516
Carolina Power & Light Co., 5.25%, 12/15/15(2)	90,000	94,516
Carolina Power & Light Co., 5.30%, 1/15/19(2)	180,000	188,242
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	260,000	253,665
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	420,000	490,420
Duke Energy Corp., 6.30%, 2/1/14(2)	360,000	389,181
FirstEnergy Corp., 6.45%, 11/15/11(2)	490,000	511,811
Florida Power Corp., 5.65%, 6/15/18(2)	180,000	192,388
Florida Power Corp., 6.35%, 9/15/37(2)	130,000	143,807
Pacificorp, 6.00%, 1/15/39(2)	570,000	598,822
Southern California Edison Co., 5.625%, 2/1/36(2)	179,000	181,445
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	80,000	75,470

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Virginia Electric & Power Co., 8.875%, 11/15/38(2)	$ 430,000	$ 577,537
		3,865,820

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Corning, Inc., 6.625%, 5/15/19(2)	630,000	645,027

ENERGY EQUIPMENT & SERVICES ― 0.2%
Pride International, Inc., 8.50%, 6/15/19(2)	190,000	188,575
Weatherford International Ltd., 9.625%, 3/1/19(2)	440,000	518,466
		707,041

FOOD & STAPLES RETAILING ― 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(2)	540,000	578,032
Delhaize Group, 5.875%, 2/1/14(2)	360,000	370,123
Kroger Co. (The), 6.80%, 4/1/11(2)	280,000	296,571
Kroger Co. (The), 5.00%, 4/15/13(2)	350,000	358,477
SYSCO Corp., 4.20%, 2/12/13(2)	160,000	162,655
Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	520,000	513,818
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	235,000	243,664
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	200,000	223,941
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	140,000	150,766
		2,898,047

FOOD PRODUCTS ― 0.8%
General Mills, Inc., 5.65%, 9/10/12(2)	330,000	352,537
General Mills, Inc., 5.25%, 8/15/13(2)	430,000	454,750
General Mills, Inc., 5.65%, 2/15/19(2)	270,000	282,718
Kellogg Co., 4.45%, 5/30/16(2)	320,000	320,756
Kraft Foods, Inc., 6.00%, 2/11/13(2)	200,000	213,313
Kraft Foods, Inc., 6.75%, 2/19/14(2)	300,000	329,490
Kraft Foods, Inc., 6.125%, 2/1/18(2)	350,000	362,475
		2,316,039

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
Baxter International, Inc., 4.00%, 3/1/14(2)	330,000	333,830
Baxter International, Inc., 5.90%, 9/1/16(2)	130,000	140,325
Baxter International, Inc., 5.375%, 6/1/18(2)	200,000	209,794
Baxter International, Inc., 6.25%, 12/1/37(2)	130,000	143,024
		826,973

HEALTH CARE PROVIDERS & SERVICES ― 0.4%
Express Scripts, Inc., 5.25%, 6/15/12(2)	250,000	258,529
Express Scripts, Inc., 7.25%, 6/15/19(2)	250,000	276,182
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	550,000	590,660
		1,125,371

HOTELS, RESTAURANTS & LEISURE ― 0.3%
McDonald's Corp., 5.35%, 3/1/18(2)	270,000	285,390
McDonald's Corp., 6.30%, 10/15/37(2)	130,000	140,588
Yum! Brands, Inc., 8.875%, 4/15/11(2)	150,000	163,822
Yum! Brands, Inc., 6.25%, 3/15/18(2)	200,000	206,124
Yum! Brands, Inc., 6.875%, 11/15/37(2)	125,000	126,236
		922,160

HOUSEHOLD PRODUCTS ― 0.2%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	120,000	131,834
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	140,000	168,765
Procter & Gamble Co. (The), 4.60%, 1/15/14(2)	260,000	273,828
		574,427

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

INDUSTRIAL CONGLOMERATES ― 0.3%
General Electric Co., 5.00%, 2/1/13(2)	$ 652,000	$ 679,191
General Electric Co., 5.25%, 12/6/17(2)	350,000	344,293
		1,023,484

INSURANCE ― 0.7%
Allstate Corp. (The), 7.45%, 5/16/19	230,000	249,267
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	180,000	189,080
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	340,000	346,217
MetLife, Inc., 6.75%, 6/1/16(2)	520,000	530,136
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	250,000	253,888
Prudential Financial, Inc., 7.375%, 6/15/19(2)	380,000	373,742
Prudential Financial, Inc., 5.40%, 6/13/35(2)	100,000	74,645
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	180,000	185,790
		2,202,765

IT SERVICES ― 0.1%
International Business Machines Corp., 5.70%, 9/14/17(2)(5)	400,000	425,362

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Hasbro, Inc., 6.125%, 5/15/14(2)	200,000	205,892

MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	130,000	135,973
Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	340,000	324,252
		460,225

MEDIA ― 1.6%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(4)	420,000	502,736
Comcast Corp., 5.90%, 3/15/16(2)	330,000	341,792
Comcast Corp., 6.40%, 5/15/38(2)	140,000	137,350
Comcast Corp., 6.55%, 7/1/39(2)	350,000	350,178
Omnicom Group, Inc., 6.25%, 7/15/19(6)	220,000	216,220
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)	210,000	201,754
Rogers Cable, Inc., 6.25%, 6/15/13(2)	340,000	360,946
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	240,000	248,289
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	560,000	584,181
Time Warner Cable, Inc., 6.75%, 6/15/39(2)	400,000	390,150
Time Warner, Inc., 5.50%, 11/15/11(2)	250,000	258,358
Time Warner, Inc., 6.875%, 5/1/12(2)	330,000	353,315
Time Warner, Inc., 7.625%, 4/15/31(2)	149,000	145,108
Time Warner, Inc., 7.70%, 5/1/32(2)	250,000	246,109
Viacom, Inc., 6.25%, 4/30/16(2)	600,000	591,839
		4,928,325

METALS & MINING ― 0.6%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	250,000	270,438
ArcelorMittal, 6.125%, 6/1/18(2)	250,000	219,110
Barrick Gold Corp., 6.95%, 4/1/19	190,000	213,154
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	190,000	211,387
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	360,000	362,680
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	200,000	222,641
Teck Resources Ltd., 10.75%, 5/15/19(2)(4)	290,000	312,230
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(4)	80,000	71,788
		1,883,428

MULTILINE RETAIL ― 0.1%
Kohl's Corp., 6.875%, 12/15/37(2)	130,000	130,967

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	$ 100,000	$ 91,085
		222,052

MULTI-UTILITIES ― 0.8%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	130,000	120,598
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	140,000	105,534
Dominion Resources, Inc., 4.75%, 12/15/10(2)	96,000	98,711
Dominion Resources, Inc., 6.40%, 6/15/18(2)	290,000	306,592
Georgia Power Co., 6.00%, 11/1/13(2)	270,000	294,845
NSTAR Electric Co., 5.625%, 11/15/17(2)	280,000	296,761
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	310,000	320,063
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	100,000	100,735
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	130,000	140,953
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	180,000	194,505
Sempra Energy, 8.90%, 11/15/13(2)	170,000	190,193
Sempra Energy, 6.50%, 6/1/16(2)	160,000	167,228
Sempra Energy, 9.80%, 2/15/19(2)	130,000	157,703
		2,494,421

OIL, GAS & CONSUMABLE FUELS ― 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	560,000	553,307
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	390,000	437,619
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	200,000	202,199
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	100,000	101,267
ConocoPhillips, 6.50%, 2/1/39(2)(5)	510,000	543,965
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	180,000	177,640
Enterprise Products Operating LLC, 4.95%, 6/1/10(2)	293,000	297,391
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	760,000	764,980
EOG Resources, Inc., 5.625%, 6/1/19(2)	240,000	251,629
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18(2)	180,000	176,491
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	330,000	338,889
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	110,000	113,123
Marathon Oil Corp., 7.50%, 2/15/19(2)	350,000	382,671
Nexen, Inc., 5.65%, 5/15/17(2)	250,000	242,916
Nexen, Inc., 6.40%, 5/15/37(2)	350,000	322,136
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	580,000	659,268
Shell International Finance BV, 4.00%, 3/21/14(2)	670,000	688,944
Shell International Finance BV, 6.375%, 12/15/38(2)	220,000	240,194
Talisman Energy, Inc., 7.75%, 6/1/19(2)	250,000	277,397
Williams Cos., Inc. (The), 8.75%, 1/15/20(2)(4)	310,000	323,732
XTO Energy, Inc., 5.30%, 6/30/15(2)	138,000	142,096
XTO Energy, Inc., 6.50%, 12/15/18(2)	550,000	591,110
XTO Energy, Inc., 6.10%, 4/1/36(2)	102,000	99,046
		7,928,010

PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(2)	415,000	423,710

PHARMACEUTICALS ― 1.2%
Abbott Laboratories, 5.875%, 5/15/16(2)	179,000	195,512
Abbott Laboratories, 5.60%, 11/30/17(2)	140,000	150,211
Abbott Laboratories, 6.00%, 4/1/39(2)	150,000	158,729
AstraZeneca plc, 5.40%, 9/15/12(2)	550,000	597,223
AstraZeneca plc, 5.90%, 9/15/17(2)	190,000	203,790
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	290,000	303,726
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	220,000	239,729

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Merck & Co., Inc., 5.85%, 6/30/39(2)	$ 200,000	$ 205,893
Pfizer, Inc., 6.20%, 3/15/19(2)(5)	720,000	788,859
Pfizer, Inc., 7.20%, 3/15/39(2)	340,000	404,538
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	250,000	267,061
Wyeth, 5.95%, 4/1/37(2)	170,000	176,233
		3,691,504

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 5.625%, 11/15/16(2)	250,000	192,445
Simon Property Group LP, 6.75%, 5/15/14(2)(5)	200,000	201,249
		393,694

ROAD & RAIL ― 0.5%
CSX Corp., 7.375%, 2/1/19(2)	250,000	271,981
Norfolk Southern Corp., 5.75%, 1/15/16(2)(4)	250,000	259,356
Norfolk Southern Corp., 5.75%, 4/1/18(2)	500,000	512,102
Norfolk Southern Corp., 5.90%, 6/15/19(2)	180,000	186,895
Union Pacific Corp., 5.75%, 11/15/17(2)	180,000	181,743
		1,412,077

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(2)	220,000	220,713

SOFTWARE ― 0.2%
Intuit, Inc., 5.75%, 3/15/17(2)	400,000	380,627
Oracle Corp., 6.125%, 7/8/39(6)	400,000	397,336
		777,963

SPECIALTY RETAIL ― 0.2%
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	90,000	79,555
Staples, Inc., 9.75%, 1/15/14(2)	440,000	492,084
		571,639

WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
American Tower Corp., 7.25%, 5/15/19(2)(4)	400,000	389,000
Rogers Communications, Inc., 6.80%, 8/15/18(2)	200,000	214,742
Vodafone Group plc, 5.00%, 12/16/13(2)	270,000	280,387
Vodafone Group plc, 5.45%, 6/10/19(2)	270,000	265,967
		1,150,096
TOTAL CORPORATE BONDS
(Cost $74,490,945)		77,145,402
U.S. TREASURY SECURITIES ― 22.8%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	2,200,000	3,157,860
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	800,000	856,626
U.S. Treasury Notes, 0.875%, 12/31/10(2)(5)	28,000,000	28,050,316
U.S. Treasury Notes, 1.875%, 6/15/12(2)	10,500,000	10,582,036
U.S. Treasury Notes, 4.25%, 9/30/12(2)	1,390,000	1,500,766
U.S. Treasury Notes, 1.875%, 4/30/14(2)	15,000,000	14,565,195
U.S. Treasury Notes, 2.25%, 5/31/14(2)	9,200,000	9,082,820
U.S. Treasury Notes, 4.75%, 8/15/17(2)	1,907,000	2,091,146
TOTAL U.S. TREASURY SECURITIES
(Cost $69,733,317)		69,886,765
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 6.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 3.1%
FHLMC, 5.50%, 8/23/17(2)	3,000,000	3,380,052
FHLMC, 4.875%, 6/13/18(2)	1,530,000	1,649,487

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 1.75%, 3/23/11(2)	$ 1,900,000	$ 1,919,205
FNMA, 4.375%, 7/17/13(2)	639,000	683,145
FNMA, 5.00%, 2/13/17(2)	1,650,000	1,803,204
		9,435,093
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 3.1%
Bank of America Corp., 3.125%, 6/15/12(2)	1,500,000	1,548,506
General Electric Capital Corp., 2.20%, 6/8/12(2)	2,500,000	2,515,205
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	2,500,000	2,515,297
Morgan Stanley, 2.00%, 9/22/11(2)	900,000	911,745
US Bancorp, 1.80%, 5/15/12	2,000,000	1,995,004
		9,485,757
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $18,587,084)		18,920,850
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.3%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	540,000	547,560
Hydro Quebec, Series HY, 8.40%, 1/15/22(2)	29,000	35,506
Province of Ontario Canada, 5.45%, 4/27/16(2)	300,000	320,613
United Mexican States, 5.95%, 3/19/19(2)(5)	240,000	243,600
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,130,604)		1,147,279
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 3.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	1,860,000	1,773,970
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	1,000,000	962,490
Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.47%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(4)	113,574	96,340
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.43%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(4)	394,870	340,124
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.42%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(4)	15,101	14,685
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.50%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	1,590,086	1,221,769
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	748,001	750,427
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.41%, 7/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	266,921	212,761
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	530,504	521,610
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	671,000	633,537
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.39%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)	221,759	155,751

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Prudential Securities Secured Financing Corp., Series 2000 C1, Class A2 SEQ, VRN, 7.73%, 7/1/09(2)	$3,799,002	$ 3,839,005
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $10,920,001)		10,522,469
MUNICIPAL SECURITIES ― 3.1%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	930,000	983,624
California GO, 7.55%, 4/1/39(2)	400,000	366,788
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)(8)	3,500,000	3,893,645
Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	900,000	1,039,167
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	173,000	154,863
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	1,830,000	2,113,577
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	560,000	666,646
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	250,000	260,517
TOTAL MUNICIPAL SECURITIES
(Cost $9,324,746)		9,478,827
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 3.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	692,967	441,359
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.24%, 7/1/09(2)	940,936	839,732
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	736,073	541,766
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.57%, 7/1/09(2)	528,158	474,270
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.23%, 7/1/09(2)	364,955	322,093
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)	11,441	10,727
Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 4.49%, 7/1/09(2)	252,931	233,956
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 5.59%, 7/1/09(2)	1,050,000	590,611
		3,454,514
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.8%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	700,000	719,441
FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(2)	4,502	4,500
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	3,000,000	3,105,210
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	2,782	3,027
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	1,698,025	1,745,354
		5,577,532
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,172,910)		9,032,046
ASSET-BACKED SECURITIES(1) ― 0.5%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	425,418	430,248
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)	93,465	97,263

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.08%, 7/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	$ 58,807	$ 58,771
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.10%, 7/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	77,237	77,245
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 1.32%, 7/27/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	807,020	804,680
TOTAL ASSET-BACKED SECURITIES
(Cost $1,462,272)		1,468,207
TEMPORARY CASH INVESTMENTS ― 4.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	346	346

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $15,298,852), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $14,955,004)(2)		14,955,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,955,346)		14,955,346
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 0.6%
Links Finance LLC, VRN, 0.35%, 7/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	1,000,000	999,938
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 6/30/09, due 7/1/09 (Delivery value $250,000)		250,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.08%, dated 6/30/09, due 7/1/09 (Delivery value $186,453)		186,453
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.04%, dated 6/30/09, due 7/1/09 (Delivery value $250,000)		250,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.09%, dated 6/30/09, due 7/1/09 (Delivery value $250,001)		250,000
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $1,936,391)		1,936,391

TOTAL INVESTMENT SECURITIES — 102.4%
(Cost $309,992,619)		313,930,008
OTHER ASSETS AND LIABILITIES — (2.4)%		(7,353,436)
TOTAL NET ASSETS — 100.0%		$306,576,572

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,100,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 36,045

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments, when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,473,000.
(3)	Forward commitment.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $8,613,725, which represented 2.8% of total net assets.

(5)	Security, or a portion thereof, was on loan as of the period end. The aggregate value of securities on loan at the period end was $1,907,138.
(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 99,436,426	–
Corporate Bonds	–	77,145,402	–
U.S. Treasury Securities	–	69,886,765	–
U.S. Government Agency Securities and Equivalents	–	18,920,850	–
Sovereign Governments & Agencies	–	1,147,279	–
Commercial Mortgage-Backed Securities	–	10,522,469	–
Municipal Securities	–	9,478,827	–
Collateralized Mortgage Obligations	–	9,032,046	–
Asset-Backed Securities	–	1,468,207	–
Temporary Cash Investments	$ 346	16,891,391	–
Total Value of Investment Securities	$ 346	$ 313,929,662	–
Other Financial Instruments
Swap Agreements	–	$ 36,045	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 36,045	–

NT Diversified Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 309,992,619
Gross tax appreciation of investments	$ 6,441,662
Gross tax depreciation of investments	(2,504,273)
Net tax appreciation (depreciation) of investments	$ 3,937,389

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

June 30, 2009

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 29.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 19.1%
FHLB, 1.625%, 7/27/11(1)	$ 2,000,000	$ 2,012,434
FHLMC, 2.875%, 6/28/10(1)	1,000,000	1,023,630
FHLMC, 1.625%, 4/26/11(1)	2,000,000	2,016,490
FHLMC, 2.125%, 3/23/12(1)	4,750,000	4,797,381
FHLMC, 1.75%, 6/15/12	2,000,000	1,994,728
FNMA, 3.25%, 2/10/10(1)	1,200,000	1,220,809
FNMA, 2.50%, 4/9/10(1)	1,500,000	1,523,896
FNMA, 2.375%, 5/20/10(1)	1,400,000	1,424,206
FNMA, 1.75%, 3/23/11(1)	3,500,000	3,535,378
FNMA, 1.875%, 4/20/12(1)	1,500,000	1,507,534
		21,056,486
GOVERNMENT-BACKED CORPORATE BONDS(2) ― 10.6%
Bank of America Corp., 3.125%, 6/15/12(1)	1,100,000	1,135,571
Citigroup Funding, Inc., 1.375%, 5/5/11(1)	500,000	500,996
Citigroup Funding, Inc., 1.25%, 6/3/11	1,000,000	998,752
General Electric Capital Corp., 1.80%, 3/11/11(1)	500,000	504,749
General Electric Capital Corp., 2.625%, 12/28/12(1)	500,000	499,847
GMAC LLC, 2.20%, 12/19/12(1)	1,500,000	1,495,584
Goldman Sachs Group, Inc. (The), VRN, 1.21%, 8/10/09(1)	500,000	505,465
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	400,000	402,448
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	500,000	517,945
HSBC USA, Inc., 3.125%, 12/16/11(1)	1,000,000	1,035,857
JPMorgan Chase & Co., 1.65%, 2/23/11(1)	700,000	706,285
Morgan Stanley, 2.00%, 9/22/11(1)	1,000,000	1,013,050
State Street Corp., 2.15%, 4/30/12(1)	500,000	502,696
US Bancorp, 1.80%, 5/15/12	1,000,000	997,502
Wells Fargo & Co., 3.00%, 12/9/11(1)	500,000	516,986
		11,333,733
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $32,057,286)		32,390,219
U.S. TREASURY SECURITIES ― 26.3%
U.S. Treasury Notes, 4.75%, 2/15/10(1)	4,000,000	4,108,752
U.S. Treasury Notes, 2.875%, 6/30/10(1)	2,500,000	2,558,790
U.S. Treasury Notes, 1.50%, 10/31/10(1)	1,600,000	1,618,126
U.S. Treasury Notes, 4.50%, 2/28/11(1)	2,300,000	2,439,258
U.S. Treasury Notes, 0.875%, 4/30/11(1)	14,900,000	14,861,603
U.S. Treasury Notes, 1.75%, 11/15/11(1)	2,000,000	2,022,026
U.S. Treasury Notes, 1.875%, 6/15/12(1)	600,000	604,688
U.S. Treasury Notes, 4.875%, 8/15/16(1)	500,000	552,969
TOTAL U.S. TREASURY SECURITIES
(Cost $28,611,021)		28,766,212
CORPORATE BONDS ― 25.4%

AEROSPACE & DEFENSE ― 0.8%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(3)	500,000	530,725
Raytheon Co., 4.85%, 1/15/11(1)	300,000	312,753
		843,478

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	$ 100,000	$ 101,710

BEVERAGES ― 0.8%
Coca-Cola Enterprises, Inc., 3.75%, 3/1/12(1)	300,000	311,571
SABMiller plc, 6.20%, 7/1/11(1)(3)	540,000	569,806
		881,377

CAPITAL MARKETS ― 1.5%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	200,000	203,535
Credit Suisse (New York), 5.00%, 5/15/13(1)	200,000	204,714
Credit Suisse (New York), 5.50%, 5/1/14(1)	100,000	104,047
Goldman Sachs Group, Inc. (The), 4.50%, 6/15/10(1)	100,000	102,495
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(1)	300,000	310,525
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	200,000	209,037
Morgan Stanley, 5.05%, 1/21/11(1)	300,000	306,034
Morgan Stanley, 5.625%, 1/9/12	200,000	204,803
		1,645,190

CHEMICALS ― 0.1%
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(1)	100,000	105,249

COMMERCIAL BANKS ― 0.6%
BB&T Corp., 5.70%, 4/30/14(1)	100,000	102,293
PNC Funding Corp., 4.50%, 3/10/10(1)	150,000	151,040
Wells Fargo & Co., 4.375%, 1/31/13(1)	300,000	302,930
Wells Fargo Bank N.A., 6.45%, 2/1/11(1)	100,000	104,598
		660,861

COMMERCIAL SERVICES & SUPPLIES ― 0.6%
Allied Waste North America, Inc., 5.75%, 2/15/11(1)	400,000	403,155
Allied Waste North America, Inc., 6.375%, 4/15/11(1)	200,000	203,586
		606,741

COMPUTERS & PERIPHERALS ― 0.6%
Dell, Inc., 3.375%, 6/15/12	600,000	611,345

CONSUMER FINANCE ― 0.8%
American Express Centurion Bank, 4.375%, 7/30/09(1)	100,000	99,892
American Express Co., 7.25%, 5/20/14(1)	200,000	207,182
General Electric Capital Corp., 5.50%, 4/28/11(1)	500,000	517,864
		824,938

CONTAINERS & PACKAGING ― 0.3%
Ball Corp., 6.875%, 12/15/12(1)	350,000	349,125

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
Bank of America Corp., 4.25%, 10/1/10(1)	100,000	100,348
Bank of America Corp., 4.90%, 5/1/13(1)	200,000	195,041
Citigroup, Inc., 4.125%, 2/22/10(1)	150,000	150,060
Citigroup, Inc., 5.50%, 4/11/13(1)	100,000	93,833
		539,282

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.1%
AT&T, Inc., 6.25%, 3/15/11(1)	613,000	649,893
Deutsche Telekom International Finance BV, 5.375%, 3/23/11(1)	200,000	208,250
France Telecom SA, 4.375%, 7/8/14(4)	200,000	201,520
Koninklijke KPN NV, 8.00%, 10/1/10(1)	300,000	314,906
Qwest Corp., 7.875%, 9/1/11(1)	300,000	301,500
Telecom Italia Capital SA, 6.20%, 7/18/11(1)	300,000	310,754

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Telefonica Emisiones SAU, 5.98%, 6/20/11(1)	300,000	316,067
Verizon Communications, Inc., 5.35%, 2/15/11(1)	$ 200,000	$ 208,641
Verizon Wireless Capital LLC, 3.75%, 5/20/11(1)(3)	700,000	714,757
Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)(3)	200,000	212,608
		3,438,896

ELECTRIC UTILITIES ― 0.2%
FirstEnergy Corp., 6.45%, 11/15/11(1)	150,000	156,677
Virginia Electric and Power Co., 4.50%, 12/15/10(1)	85,000	87,101
		243,778

ENERGY EQUIPMENT & SERVICES ― 0.4%
Weatherford International, Inc., 6.625%, 11/15/11(1)	400,000	423,701

FOOD & STAPLES RETAILING ― 1.0%
CVS Caremark Corp., 5.75%, 8/15/11(1)	300,000	317,450
Kroger Co. (The), 6.80%, 4/1/11(1)	300,000	317,755
Safeway, Inc., 5.80%, 8/15/12(1)	400,000	428,664
		1,063,869

FOOD PRODUCTS ― 1.2%
General Mills, Inc., 5.65%, 9/10/12(1)	390,000	416,635
General Mills, Inc., 5.25%, 8/15/13(1)	100,000	105,756
Kellogg Co., 6.60%, 4/1/11(1)	150,000	160,798
Kraft Foods, Inc., 5.625%, 11/1/11(1)	500,000	531,564
Smithfield Foods, Inc., 10.00%, 7/15/14(3)(4)	100,000	99,250
		1,314,003

GAS UTILITIES ― 0.1%
Southern California Gas Co., 4.375%, 1/15/11(1)	150,000	154,551

HEALTH CARE PROVIDERS & SERVICES ― 1.1%
Express Scripts, Inc., 5.25%, 6/15/12(1)	700,000	723,880
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	500,000	516,118
		1,239,998

HOTELS, RESTAURANTS & LEISURE ― 0.2%
Yum! Brands, Inc., 8.875%, 4/15/11(1)	200,000	218,429

HOUSEHOLD DURABLES ― 0.3%
Pulte Homes, Inc., 7.875%, 8/1/11(1)	100,000	100,750
Whirlpool Corp., 8.60%, 5/1/14(1)	200,000	209,205
		309,955

HOUSEHOLD PRODUCTS ― 0.2%
Procter & Gamble Co. (The), 4.60%, 1/15/14(1)	200,000	210,637

INSURANCE ― 0.1%
Metropolitan Life Global Funding I, 4.625%, 8/19/10(1)(3)	165,000	166,149

LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Hasbro, Inc., 6.125%, 5/15/14(1)	200,000	205,892

MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 5.05%, 12/1/10(1)	150,000	156,284

MEDIA ― 2.0%
Comcast Cable Communications LLC, 6.75%, 1/30/11(1)	540,000	570,853
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	517,268
Time Warner, Inc., 5.50%, 11/15/11(1)	800,000	826,744
Viacom, Inc., 5.75%, 4/30/11(1)	300,000	307,303
		2,222,168

MULTILINE RETAIL ― 0.3%

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Nordstrom, Inc., 6.75%, 6/1/14(1)	300,000	312,307

MULTI-UTILITIES ― 1.0%
Pacific Gas & Electric Co., 4.20%, 3/1/11(1)	$ 527,000	$ 544,107
Progress Energy, Inc., 6.85%, 4/15/12(1)	500,000	541,976
		1,086,083

OIL, GAS & CONSUMABLE FUELS ― 3.1%
BP Capital Markets plc, 3.125%, 3/10/12(1)	200,000	204,172
Burlington Resources Finance Co., 6.68%, 2/15/11(1)	150,000	160,568
ConocoPhillips, 4.75%, 2/1/14(1)	100,000	104,268
Devon Financing Corp. ULC, 6.875%, 9/30/11(1)	200,000	217,354
El Paso Corp., 7.75%, 6/15/10(1)	150,000	150,928
Enterprise Products Operating LLC, 4.95%, 6/1/10(1)	100,000	101,499
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	300,000	302,353
Forest Oil Corp., 8.50%, 2/15/14(1)(3)	50,000	49,375
Kerr-McGee Corp., 6.875%, 9/15/11(1)	100,000	105,533
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	350,000	366,998
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(1)	150,000	147,750
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	85,250
Shell International Finance BV, 4.00%, 3/21/14(1)	500,000	514,137
XTO Energy, Inc., 5.90%, 8/1/12(1)	790,000	838,075
		3,348,260

PHARMACEUTICALS ― 1.8%
Merck & Co., Inc., 1.875%, 6/30/11(1)	500,000	500,980
Pfizer, Inc., 4.45%, 3/15/12(1)	1,000,000	1,050,016
Roche Holdings, Inc., 5.00%, 3/1/14(1)(3)	200,000	209,484
Wyeth, 6.95%, 3/15/11(1)	200,000	216,639
		1,977,119

ROAD & RAIL ― 0.7%
CSX Corp., 5.75%, 3/15/13(1)	400,000	410,615
Norfolk Southern Corp., 6.75%, 2/15/11(1)	100,000	105,557
Union Pacific Corp., 3.625%, 6/1/10(1)	200,000	203,344
		719,516

SOFTWARE ― 0.2%
Intuit, Inc., 5.75%, 3/15/17(1)	200,000	190,314

SPECIALTY RETAIL ― 0.9%
Home Depot, Inc. (The), 4.625%, 8/15/10(1)	150,000	152,861
Home Depot, Inc. (The), 5.20%, 3/1/11(1)	500,000	517,788
Staples, Inc., 9.75%, 1/15/14(1)	300,000	335,512
		1,006,161

WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
American Tower Corp., 7.25%, 5/15/19(1)(3)	100,000	97,250
Vodafone Group plc, 5.50%, 6/15/11(1)	100,000	105,283
Vodafone Group plc, 5.00%, 12/16/13(1)	300,000	311,541
		514,074
TOTAL CORPORATE BONDS
(Cost $27,066,697)		27,691,440
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) ― 5.4%
Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(1)	35,606	36,065

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	720,000	686,698
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)	$ 350,000	$ 336,871
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 7/1/09(1)	500,000	496,928
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 7/1/09(1)	600,000	599,791
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	986,684	989,884
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	195,141	188,339
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	303,145	298,063
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	750,000	708,126
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(1)	166,584	166,234
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C2, Class A2 SEQ, 7.33%, 10/15/32	813,723	814,255
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41	569,774	576,666
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $5,753,122)		5,897,920
COLLATERALIZED MORTGAGE OBLIGATIONS(5) ― 2.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.10%, 7/1/09(1)	209,250	103,129
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.57%, 7/1/09(1)	105,632	94,854
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.23%, 7/1/09(1)	64,954	57,325
Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 4.49%, 7/1/09(1)	152,812	141,349
		396,657
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 2.4%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	662,102	700,960
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	64,640	65,800
FHLMC, Series 2750, Class WD SEQ, 4.50%, 9/15/15(1)	35,360	35,560
FHLMC, Series 3101, Class PA, 5.50%, 10/15/25(1)	307,068	315,388
FHLMC, Series 3370, Class FB, VRN, 0.57%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.00%	363,022	359,688
FNMA, Series 2001-61, Class VN, 6.00%, 3/25/18(1)	1,478	1,478
FNMA, Series 2002-74, Class PD, 5.00%, 11/25/15(1)	191,143	192,572
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(1)	110,184	111,539
FNMA, Series 2004-9, Class YJ, 4.00%, 10/25/13(1)	2,228	2,226
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(1)	104,694	107,678
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	152,001	157,118
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	398,840	415,191
GNMA, Series 2003-51, Class KA, 3.50%, 10/20/28(1)	126,143	126,741
		2,591,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,048,676)		2,988,596

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) ― 2.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.1%
FNMA, VRN, 5.63%, 3/1/12(1)	$ 83,233	$ 87,316
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.0%
FHLMC, 5.00%, 10/1/10(1)	237,499	245,221
FHLMC, 5.50%, 12/1/36(1)	157,397	162,757
FHLMC, 5.50%, 1/1/38(1)	168,192	173,919
FNMA, 5.00%, 7/1/20(1)	286,233	298,246
FNMA, 5.00%, 2/1/36(1)	438,728	448,034
FNMA, 5.50%, 7/1/36(1)	85,457	88,380
GNMA, 6.00%, 8/20/38	764,415	797,473
		2,214,030
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $2,254,433)		2,301,346
MUNICIPAL SECURITIES ― 1.9%
Bay Area Toll Auth. Toll Bridge Rev., Series 2001 D, (San Francisco Bay Area), 5.00%, 4/1/11, Prerefunded at 100% of Par(1)(6)	400,000	428,704
California GO, Series 2009 , 5.25%, 4/1/14(1)	1,000,000	979,900
City of Lincoln Electric System Rev., 5.25%, 9/1/11, Prerefunded at 100% of Par(1)(6)	150,000	163,686
Minnesota GO, Series 2004 , 5.00%, 11/1/10(1)	500,000	528,285
TOTAL MUNICIPAL SECURITIES
(Cost $2,107,521)		2,100,575
ASSET-BACKED SECURITIES(5) ― 0.9%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(1)	340,334	344,198
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)	116,831	121,579
Peco Energy Transition Trust, Series 2000 A, Class A4 SEQ, 7.65%, 3/1/10(1)	500,000	505,712
TOTAL ASSET-BACKED SECURITIES
(Cost $962,138)		971,489
TEMPORARY CASH INVESTMENTS ― 10.1%
FHLB Discount Notes, 0.01%, 7/1/09(7)	1,498,000	1,498,000

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $4,123,469), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $4,042,000)		4,042,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $5,556,895), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $5,432,002)		5,432,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,972,000)		10,972,000

TOTAL INVESTMENT SECURITIES — 104.5%
(Cost $112,832,894)		114,079,797
OTHER ASSETS AND LIABILITIES — (4.5)%		(4,862,045)

TOTAL NET ASSETS — 100.0%	$109,217,752

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$267,000
Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*
		$ (49,989)	$ (37,165)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $568,000.
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,649,404, which represented 2.4% of total net assets.

(4)	When-issued security.
(5)	Final maturity indicated, unless otherwise noted.
(6)	Escrowed to maturity in U.S. government securities or state and local government securities.
(7)	The rate indicated is the yield to maturity at purchase.

Short Duration - Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Securities and Equivalents	–	$ 32,390,219	–
U.S. Treasury Securities	–	28,766,212	–
Corporate Bonds	–	27,691,440	–
Commercial Mortgage-Backed Securities	–	5,897,920	–
Collateralized Mortgage Obligations	–	2,988,596	–
U.S. Government Agency Mortgage-Backed Securities	–	2,301,346	–
Municipal Securities	–	2,100,575	–
Asset-Backed Securities	–	971,489	–
Temporary Cash Investments	–	10,972,000	–
Total Value of Investment Securities	–	$ 114,079,797	–
Other Financial Instruments
Swap Agreements	–	$ 12,824	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 12,824	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 112,837,064
Gross tax appreciation of investments	$ 1,442,298
Gross tax depreciation of investments	(199,565)
Net tax appreciation (depreciation) of investments	$ 1,242,733

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

June 30, 2009

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 33.9%
FHLMC, 5.00%, 10/1/10(2)	$ 593,748	$ 613,053
FHLMC, 4.50%, 6/1/21(2)	313,934	323,437
FHLMC, 5.50%, 1/1/38(2)	235,468	243,486
FHLMC, 5.50%, 4/1/38(2)	1,331,929	1,376,661
FHLMC, 6.50%, 7/1/47(2)	18,689	19,787
FNMA, 6.00%, settlement date 7/13/09(3)	1,700,000	1,776,765
FNMA, 6.50%, settlement date 7/13/09(3)	657,000	699,602
FNMA, 5.00%, 7/1/20(2)	620,158	646,186
FNMA, 4.50%, 10/1/33	2,425,922	2,432,721
FNMA, 5.00%, 11/1/33(2)	379,941	388,534
FNMA, 5.00%, 8/1/34(2)	747,415	762,967
FNMA, 5.50%, 8/1/34	1,582,745	1,641,094
FNMA, 5.00%, 8/1/35(2)	413,335	422,103
FNMA, 4.50%, 9/1/35(2)	428,624	429,088
FNMA, 5.50%, 7/1/36(2)	532,392	550,605
FNMA, 5.50%, 12/1/36(2)	900,981	931,802
FNMA, 6.50%, 8/1/37(2)	302,465	321,571
FNMA, 6.00%, 11/1/37	1,227,237	1,284,596
FNMA, 5.00%, 3/1/38	2,065,968	2,105,799
FNMA, 6.50%, 6/1/47(2)	11,924	12,651
FNMA, 6.50%, 8/1/47(2)	31,975	33,924
FNMA, 6.50%, 8/1/47(2)	41,540	44,072
FNMA, 6.50%, 9/1/47(2)	5,130	5,442
FNMA, 6.50%, 9/1/47(2)	34,860	36,985
FNMA, 6.50%, 9/1/47(2)	118,065	125,262
FNMA, 6.50%, 9/1/47(2)	49,333	52,340
GNMA, 6.00%, 9/20/38(2)	761,547	794,481
GNMA, 5.50%, 12/20/38	1,774,802	1,830,472
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $19,606,989)		19,905,486
CORPORATE BONDS ― 32.0%

AEROSPACE & DEFENSE ― 0.8%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(4)	80,000	81,941
Honeywell International, Inc., 5.30%, 3/15/17(2)	30,000	31,544
Honeywell International, Inc., 5.30%, 3/1/18(2)	30,000	31,385
Lockheed Martin Corp., 7.65%, 5/1/16(2)	50,000	58,714
Lockheed Martin Corp., 6.15%, 9/1/36(2)	60,000	64,178
United Technologies Corp., 6.125%, 2/1/19(2)(5)	80,000	88,706
United Technologies Corp., 6.05%, 6/1/36(2)	95,000	100,969
United Technologies Corp., 6.125%, 7/15/38(2)	30,000	32,631
		490,068

AUTO COMPONENTS ― 0.1%
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)(5)	50,000	49,750

AUTOMOBILES ― 0.1%
American Honda Finance Corp., 7.625%, 10/1/18(2)(4)	30,000	29,322

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

BEVERAGES ― 0.9%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	$ 110,000	$ 114,280
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14(2)	100,000	114,550
Diageo Capital plc, 5.20%, 1/30/13(2)	40,000	41,648
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	135,000	143,002
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	30,000	30,262
PepsiCo, Inc., 7.90%, 11/1/18(2)	60,000	73,122
SABMiller plc, 6.20%, 7/1/11(2)(4)	30,000	31,656
		548,520

BIOTECHNOLOGY ― 0.2%
Amgen, Inc., 5.85%, 6/1/17(2)	40,000	42,512
Amgen, Inc., 6.40%, 2/1/39(2)	60,000	63,950
		106,462

CAPITAL MARKETS ― 2.4%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	80,000	81,414
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	110,000	110,370
Credit Suisse (New York), 5.00%, 5/15/13(2)	70,000	71,650
Credit Suisse (New York), 5.50%, 5/1/14(2)(5)	100,000	104,048
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	40,000	41,109
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	50,000	52,259
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	120,000	118,231
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	60,000	58,512
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	140,000	150,167
Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	125,000	125,692
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	60,000	60,155
Morgan Stanley, 6.00%, 4/28/15(2)	200,000	199,816
Morgan Stanley, 7.30%, 5/13/19(2)	200,000	207,754
		1,381,177

CHEMICALS ― 0.3%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	40,000	40,137
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	50,000	52,624
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	40,000	43,174
Rohm & Haas Co., 5.60%, 3/15/13(2)	20,000	19,794
		155,729

COMMERCIAL BANKS ― 0.6%
BB&T Corp., 5.70%, 4/30/14(2)	50,000	51,146
PNC Bank N.A., 4.875%, 9/21/17(2)	60,000	52,424
PNC Bank N.A., 6.00%, 12/7/17(2)	30,000	27,817
Wachovia Bank N.A., 4.80%, 11/1/14(2)	50,000	48,539
Wells Fargo & Co., 4.375%, 1/31/13(2)	80,000	80,781
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	80,000	83,679
		344,386

COMMERCIAL SERVICES & SUPPLIES ― 0.6%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	60,000	61,076
Corrections Corp of America, 7.75%, 6/1/17(2)	200,000	198,000
Waste Management, Inc., 7.375%, 3/11/19(2)	100,000	107,349
		366,425

COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 4.95%, 2/15/19(2)	50,000	50,092

COMPUTERS & PERIPHERALS ― 0.3%
Dell, Inc., 5.875%, 6/15/19(5)	150,000	153,393

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

CONSUMER FINANCE ― 1.0%
American Express Co., 7.25%, 5/20/14(2)	$ 50,000	$ 51,796
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	255,829
General Electric Capital Corp., 4.80%, 5/1/13(2)(5)	30,000	30,069
General Electric Capital Corp., 5.90%, 5/13/14(2)	100,000	102,216
General Electric Capital Corp., 5.625%, 9/15/17(2)	50,000	47,929
General Electric Capital Corp., 6.875%, 1/10/39(2)	40,000	36,068
John Deere Capital Corp., 4.50%, 4/3/13(2)	20,000	20,428
John Deere Capital Corp., 4.90%, 9/9/13(2)	50,000	51,855
		596,190

CONTAINERS & PACKAGING ― 0.3%
Ball Corp., 6.875%, 12/15/12(2)	200,000	199,500

DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	70,000	70,646
DIVERSIFIED FINANCIAL SERVICES ― 1.8%
Bank of America Corp., 4.375%, 12/1/10(2)	90,000	90,261
Bank of America Corp., 4.90%, 5/1/13(2)	120,000	117,024
Bank of America Corp., 7.375%, 5/15/14(2)	50,000	51,724
Bank of America Corp., 5.65%, 5/1/18(2)	50,000	44,256
Bank of America Corp., 7.625%, 6/1/19(2)	50,000	50,309
Bank of America N.A., 5.30%, 3/15/17(2)	100,000	84,973
Bank of America N.A., 6.00%, 10/15/36(2)	75,000	60,218
BP Capital Markets plc, 5.25%, 11/7/13(2)	70,000	75,234
Citigroup, Inc., 5.50%, 4/11/13(2)(5)	120,000	112,600
Citigroup, Inc., 6.125%, 5/15/18(2)	70,000	61,327
Citigroup, Inc., 8.50%, 5/22/19(2)	40,000	40,757
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	110,000	109,877
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	170,000	169,158
		1,067,718

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.7%
Alltel Corp., 7.875%, 7/1/32(2)	30,000	34,903
AT&T, Inc., 6.25%, 3/15/11(2)	60,000	63,611
AT&T, Inc., 6.70%, 11/15/13(2)	60,000	65,976
AT&T, Inc., 5.10%, 9/15/14(2)	30,000	31,210
AT&T, Inc., 6.80%, 5/15/36(2)	70,000	72,680
AT&T, Inc., 6.55%, 2/15/39(2)(5)	110,000	110,047
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	100,000	106,298
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	40,000	46,912
Embarq Corp., 7.08%, 6/1/16(2)	50,000	48,890
France Telecom SA, 4.375%, 7/8/14(6)	80,000	80,608
Koninklijke KPN NV, 8.375%, 10/1/30(2)	30,000	34,353
Qwest Corp., 7.875%, 9/1/11(2)	50,000	50,250
Qwest Corp., 7.50%, 10/1/14(2)	80,000	76,700
Sprint Capital Corp., 6.90%, 5/1/19(2)	100,000	83,250
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	70,000	70,888
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	100,000	105,356
Telefonica Emisiones SAU, 5.88%, 7/15/19(6)	80,000	82,623
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	40,000	44,421
Verizon Communications, Inc., 5.50%, 2/15/18(2)	30,000	29,840
Verizon Communications, Inc., 8.75%, 11/1/18(2)	110,000	130,491
Verizon Communications, Inc., 6.40%, 2/15/38(2)	40,000	39,245

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)(4)	$ 70,000	$ 74,413
Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(4)	110,000	131,663
		1,614,628

ELECTRIC UTILITIES ― 1.2%
Carolina Power & Light Co., 5.30%, 1/15/19(2)	30,000	31,374
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	60,000	58,538
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	60,000	70,060
Duke Energy Corp., 6.30%, 2/1/14(2)	60,000	64,863
FirstEnergy Corp., 6.45%, 11/15/11(2)	90,000	94,006
Florida Power Corp., 5.65%, 6/15/18(2)	30,000	32,065
Florida Power Corp., 6.35%, 9/15/37(2)	20,000	22,124
Pacificorp, 6.00%, 1/15/39(2)	90,000	94,551
Progress Energy, Inc., 6.05%, 3/15/14(2)	50,000	52,647
Southern California Edison Co., 5.625%, 2/1/36(2)	70,000	70,956
Virginia Electric & Power Co., 8.875%, 11/15/38(2)(5)	70,000	94,018
		685,202

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Corning, Inc., 6.625%, 5/15/19(2)	130,000	133,101

ENERGY EQUIPMENT & SERVICES ― 0.4%
Pride International, Inc., 8.50%, 6/15/19(2)	90,000	89,325
Weatherford International Ltd., 9.625%, 3/1/19(2)	120,000	141,400
		230,725

FOOD & STAPLES RETAILING ― 1.2%
CVS Caremark Corp., 6.60%, 3/15/19(2)	110,000	117,747
Delhaize Group, 5.875%, 2/1/14(2)	80,000	82,250
Kroger Co. (The), 6.80%, 4/1/11(2)	57,000	60,374
Kroger Co. (The), 5.00%, 4/15/13(2)	70,000	71,695
Safeway, Inc., 5.80%, 8/15/12(2)	100,000	107,166
SYSCO Corp., 4.20%, 2/12/13(2)	50,000	50,830
Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	80,000	79,049
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	95,000	98,502
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	30,000	33,591
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	32,307
		733,511

FOOD PRODUCTS ― 1.0%
General Mills, Inc., 5.65%, 9/10/12(2)	60,000	64,098
General Mills, Inc., 5.25%, 8/15/13(2)	60,000	63,453
General Mills, Inc., 5.65%, 2/15/19(2)(5)	50,000	52,355
Kellogg Co., 4.45%, 5/30/16(2)	70,000	70,165
Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,000	42,663
Kraft Foods, Inc., 6.75%, 2/19/14(2)	10,000	10,983
Kraft Foods, Inc., 6.125%, 2/1/18(2)	110,000	113,921
Smithfield Foods, Inc., 10.00%, 7/15/14(4)(6)	150,000	148,875
		566,513

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
Baxter International, Inc., 4.00%, 3/1/14(2)	50,000	50,580
Baxter International, Inc., 5.90%, 9/1/16(2)	50,000	53,971
Baxter International, Inc., 5.375%, 6/1/18(2)	30,000	31,469
Baxter International, Inc., 6.25%, 12/1/37(2)	20,000	22,004
		158,024

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

HEALTH CARE PROVIDERS & SERVICES ― 0.5%
Express Scripts, Inc., 5.25%, 6/15/12(2)	$ 50,000	$ 51,706
Express Scripts, Inc., 7.25%, 6/15/19(2)	50,000	55,236
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	150,000	154,836
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	50,000	53,696
		315,474

HOTELS, RESTAURANTS & LEISURE ― 0.4%
McDonald's Corp., 5.35%, 3/1/18(2)	60,000	63,420
McDonald's Corp., 6.30%, 10/15/37(2)	20,000	21,629
Yum! Brands, Inc., 8.875%, 4/15/11(2)	50,000	54,607
Yum! Brands, Inc., 6.25%, 3/15/18(2)(5)	50,000	51,531
Yum! Brands, Inc., 6.875%, 11/15/37(2)	25,000	25,247
		216,434

HOUSEHOLD DURABLES ― 0.3%
Pulte Homes, Inc., 7.875%, 8/1/11(2)	200,000	201,500

HOUSEHOLD PRODUCTS ― 0.2%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	20,000	21,972
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	40,000	48,219
Procter & Gamble Co. (The), 4.60%, 1/15/14(2)	70,000	73,723
		143,914

INDUSTRIAL CONGLOMERATES ― 0.6%
General Electric Co., 5.00%, 2/1/13(2)	250,000	260,426
General Electric Co., 5.25%, 12/6/17(2)	70,000	68,859
		329,285

INSURANCE ― 0.8%
Allstate Corp. (The), 7.45%, 5/16/19	50,000	54,189
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	30,000	31,513
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	70,000	71,280
MetLife, Inc., 6.75%, 6/1/16(2)	100,000	101,949
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	50,000	50,778
Prudential Financial, Inc., 7.375%, 6/15/19(2)	70,000	68,847
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	80,000	82,573
		461,129

IT SERVICES ― 0.2%
International Business Machines Corp., 5.70%, 9/14/17(2)	100,000	106,340

LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Hasbro, Inc., 6.125%, 5/15/14(2)	100,000	102,946

MACHINERY ― 0.2%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	20,000	20,919
Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	70,000	66,758
SPX Corp., 7.625%, 12/15/14(2)	50,000	48,500
		136,177

MEDIA ― 2.3%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(4)	90,000	107,729
Comcast Corp., 5.90%, 3/15/16(2)	100,000	103,573
Comcast Corp., 6.40%, 5/15/38(2)	30,000	29,432
Comcast Corp., 6.55%, 7/1/39(2)	70,000	70,036
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(2)(4)	150,000	151,875
Omnicom Group, Inc., 6.25%, 7/15/19(6)	40,000	39,313
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)	100,000	96,073
Rogers Cable, Inc., 6.25%, 6/15/13(2)	70,000	74,312

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Time Warner Cable, Inc., 5.40%, 7/2/12(2)	$ 100,000	$ 103,454
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	130,000	135,614
Time Warner Cable, Inc., 6.75%, 6/15/39(2)	100,000	97,538
Time Warner, Inc., 5.50%, 11/15/11(2)	80,000	82,674
Time Warner, Inc., 6.875%, 5/1/12(2)	70,000	74,946
Time Warner, Inc., 7.625%, 4/15/31(2)	30,000	29,216
Time Warner, Inc., 7.70%, 5/1/32(2)	60,000	59,066
Viacom, Inc., 6.25%, 4/30/16(2)	120,000	118,368
		1,373,219

METALS & MINING ― 1.1%
AK Steel Corp., 7.75%, 6/15/12(2)(5)	50,000	48,750
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	100,000	108,175
ArcelorMittal, 6.125%, 6/1/18(2)	40,000	35,058
Barrick Gold Corp., 6.95%, 4/1/19	50,000	56,093
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	40,000	44,503
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	50,000	50,557
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	50,000	50,372
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	50,000	55,660
Teck Resources Ltd., 10.75%, 5/15/19(2)(4)(5)	200,000	215,331
		664,499

MULTILINE RETAIL ― 0.1%
Kohl's Corp., 6.875%, 12/15/37(2)	20,000	20,149
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	20,000	18,217
		38,366

MULTI-UTILITIES ― 0.9%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	20,000	18,554
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	40,000	30,153
Dominion Resources, Inc., 6.40%, 6/15/18(2)	60,000	63,433
Georgia Power Co., 6.00%, 11/1/13(2)	60,000	65,521
NSTAR Electric Co., 5.625%, 11/15/17(2)	60,000	63,592
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	50,000	51,623
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	20,000	20,147
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	20,000	21,685
PG&E Corp., 5.75%, 4/1/14(2)	30,000	32,009
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	30,000	32,417
Sempra Energy, 8.90%, 11/15/13(2)	40,000	44,751
Sempra Energy, 6.50%, 6/1/16(2)	30,000	31,355
Sempra Energy, 9.80%, 2/15/19(2)	30,000	36,393
		511,633

OIL, GAS & CONSUMABLE FUELS ― 3.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	100,000	98,805
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	90,000	100,989
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	50,000	50,550
Anadarko Petroleum Corp., 7.95%, 6/15/39(2)	50,000	52,081
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	20,000	20,253
ConocoPhillips, 6.50%, 2/1/39(2)	80,000	85,328
El Paso Corp., 7.75%, 6/15/10(2)	50,000	50,309
El Paso Corp., 6.875%, 6/15/14(2)	50,000	46,927
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	50,000	49,345
Enterprise Products Operating LLC, 4.95%, 6/1/10(2)	60,000	60,899
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	140,000	140,917
EOG Resources, Inc., 5.625%, 6/1/19(2)	60,000	62,907

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Forest Oil Corp., 8.50%, 2/15/14(2)(4)	$ 50,000	$ 49,375
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18(2)	50,000	49,025
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	70,000	71,886
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	50,000	49,250
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	30,000	30,852
Marathon Oil Corp., 7.50%, 2/15/19(2)	50,000	54,667
Nexen, Inc., 5.65%, 5/15/17(2)	50,000	48,583
Nexen, Inc., 6.40%, 5/15/37(2)	70,000	64,427
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	140,000	159,134
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	85,250
Shell International Finance BV, 4.00%, 3/21/14(2)	140,000	143,959
Shell International Finance BV, 6.375%, 12/15/38(2)	30,000	32,754
Talisman Energy, Inc., 7.75%, 6/1/19(2)	50,000	55,479
Williams Cos., Inc. (The), 8.75%, 1/15/20(2)(4)	60,000	62,658
XTO Energy, Inc., 6.50%, 12/15/18(2)	150,000	161,212
		1,937,821

PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(2)	140,000	142,939

PHARMACEUTICALS ― 1.5%
Abbott Laboratories, 5.875%, 5/15/16(2)	65,000	70,996
Abbott Laboratories, 5.60%, 11/30/17(2)	30,000	32,188
Abbott Laboratories, 6.00%, 4/1/39(2)	40,000	42,328
AstraZeneca plc, 5.40%, 9/15/12(2)	100,000	108,586
AstraZeneca plc, 5.90%, 9/15/17(2)	40,000	42,903
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	70,000	73,313
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	40,000	43,587
Merck & Co., Inc., 5.85%, 6/30/39(2)	50,000	51,473
Pfizer, Inc., 6.20%, 3/15/19(2)	190,000	208,171
Pfizer, Inc., 7.20%, 3/15/39(2)	60,000	71,389
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	50,000	52,371
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	50,000	53,413
Wyeth, 5.95%, 4/1/37(2)	30,000	31,100
		881,818

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
ProLogis, 5.625%, 11/15/16(2)	90,000	69,280
Simon Property Group LP, 6.75%, 5/15/14(2)(5)	50,000	50,312
		119,592

ROAD & RAIL ― 0.4%
CSX Corp., 7.375%, 2/1/19(2)	60,000	65,276
Norfolk Southern Corp., 5.75%, 4/1/18(2)	100,000	102,420
Norfolk Southern Corp., 5.90%, 6/15/19(2)	30,000	31,149
Union Pacific Corp., 5.75%, 11/15/17(2)	60,000	60,581
		259,426

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(2)	50,000	50,162

SOFTWARE ― 0.3%
Intuit, Inc., 5.75%, 3/15/17(2)	100,000	95,157
Oracle Corp., 6.125%, 7/8/39(6)	80,000	79,467
		174,624

SPECIALTY RETAIL ― 0.7%
Home Depot, Inc. (The), 4.625%, 8/15/10(2)	250,000	254,767

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Home Depot, Inc. (The), 5.875%, 12/16/36(2)	$ 40,000	$ 35,358
Staples, Inc., 9.75%, 1/15/14(2)	120,000	134,205
		424,330

TOBACCO ― 0.3%
Altria Group, Inc., 9.25%, 8/6/19(2)	150,000	168,720

WIRELESS TELECOMMUNICATION SERVICES ― 0.6%
American Tower Corp., 7.25%, 5/15/19(2)(4)	200,000	194,500
Rogers Communications, Inc., 6.80%, 8/15/18(2)	50,000	53,686
Vodafone Group plc, 5.00%, 12/16/13(2)	40,000	41,539
Vodafone Group plc, 5.45%, 6/10/19(2)	50,000	49,253
		338,978
TOTAL CORPORATE BONDS
(Cost $18,121,706)		18,830,408
U.S. TREASURY SECURITIES ― 12.1%
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	527,000	731,295
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	300,000	259,126
U.S. Treasury Notes, 1.875%, 6/15/12(2)	2,500,000	2,519,533
U.S. Treasury Notes, 4.25%, 9/30/12(2)	280,000	302,313
U.S. Treasury Notes, 2.25%, 5/31/14(2)	2,370,000	2,339,813
U.S. Treasury Notes, 4.75%, 8/15/17(2)	185,000	202,864
U.S. Treasury Notes, 2.75%, 2/15/19(2)	800,000	749,434
TOTAL U.S. TREASURY SECURITIES
(Cost $7,226,830)		7,104,378
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 6.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 4.4%
FHLMC, 5.00%, 1/30/14(2)	800,000	869,249
FNMA, 1.75%, 3/23/11(2)(5)	250,000	252,527
FNMA, 4.375%, 7/17/13(2)	239,000	255,511
FNMA, 2.75%, 3/13/14(2)	875,000	874,467
FNMA, 5.00%, 2/13/17(2)	295,000	322,391
		2,574,145
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 1.8%
Bank of America Corp., 3.125%, 6/15/12(2)	400,000	412,935
General Electric Capital Corp., 2.20%, 6/8/12(2)	400,000	402,433
Morgan Stanley, 2.00%, 9/22/11(2)	250,000	253,262
		1,068,630
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,556,913)		3,642,775
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 3.6%
Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(2)	35,606	36,065
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	330,000	314,737
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	250,000	240,622
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 7/1/09(2)	425,000	422,389

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.41%, 7/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	$ 88,974	$ 70,920
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	680,000	642,035
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(2)	92,498	92,303
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41	284,887	288,333
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,119,228)		2,107,404
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 3.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.6%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	138,593	88,272
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.24%, 7/1/09(2)	171,079	152,678
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.10%, 7/1/09(2)	387,501	190,979
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	154,963	114,056
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.57%, 7/1/09(2)	150,902	135,506
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.23%, 7/1/09(2)	154,206	136,096
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 5.59%, 7/1/09(2)	200,000	112,497
		930,084
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 2.0%
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(2)	161,601	164,501
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	200,000	207,014
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	326,543	335,645
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.71%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	72,389	71,579
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(2)	110,184	111,539
FNMA, Series 2004-9, Class YJ, 4.00%, 10/25/13(2)	2,228	2,226
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	261,736	269,196
		1,161,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,350,701)		2,091,784
MUNICIPAL SECURITIES ― 2.6%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	170,000	179,802
California GO, 7.55%, 4/1/39(2)	100,000	91,697
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)(8)	500,000	556,235
Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	150,000	173,195
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	300,000	346,488
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	120,000	142,853

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	$ 50,000	$ 52,103
TOTAL MUNICIPAL SECURITIES
(Cost $1,502,824)		1,542,373
ASSET-BACKED SECURITIES(1) ― 0.9%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	443,286	448,318
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 1.32%, 7/27/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	63,048	62,866
TOTAL ASSET-BACKED SECURITIES
(Cost $506,718)		511,184
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.6%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	200,000	202,800
Province of Ontario Canada, 5.45%, 4/27/16(2)	50,000	53,436
United Mexican States, 5.95%, 3/19/19(2)(5)	70,000	71,050
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $321,819)		327,286
TEMPORARY CASH INVESTMENTS ― 9.1%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $2,975,191), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $2,920,001)(2)		2,920,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,510,423), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $2,454,001)(2)		2,454,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,374,000)		5,374,000
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 1.6%
Links Finance LLC, VRN, 0.35%, 7/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	150,000	149,991
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 6/30/09, due 7/1/09 (Delivery value $200,000)		200,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.08%, dated 6/30/09, due 7/1/09 (Delivery value $220,012)		220,012
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.04%, dated 6/30/09, due 7/1/09 (Delivery value $200,000)		200,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.09%, dated 6/30/09, due 7/1/09 (Delivery value $200,000)		200,000
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $970,003)		970,003

TOTAL INVESTMENT SECURITIES — 106.2%
(Cost $61,657,731)		62,407,081
OTHER ASSETS AND LIABILITIES — (6.2)%		(3,619,834)
TOTAL NET ASSETS — 100.0%	$58,787,247

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$250,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 8,192
CREDIT DEFAULT - SELL PROTECTION
623,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(116,641)	(86,719)
		$(116,641)	$(78,527)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,539,000.

(3)	Forward commitment.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,046,619, which represented 3.5% of total net assets.

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

(5)	Security, or a portion thereof, was on loan as of the period end. The aggregate value of securities on loan at the period end was $950,481.
(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$19,905,486	–
Corporate Bonds	–	18,830,408	–
U.S. Treasury Securities	–	7,104,378	–
U.S. Government Agency Securities and Equivalents	–	3,642,775	–
Commercial Mortgage-Backed Securities	–	2,107,404	–
Collateralized Mortgage Obligations	–	2,091,784	–
Municipal Securities	–	1,542,373	–
Asset-Backed Securities	–	511,184	–
Sovereign Governments & Agencies	–	327,286	–
Temporary Cash Investments	–	6,344,003	–
Total Value of Investment Securities	–	$62,407,081	–
Other Financial Instruments
Swap Agreements	–	$ 38,114	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 38,114	–

Core Plus – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$61,657,731
Gross tax appreciation of investments	$ 1,447,837
Gross tax depreciation of investments	(698,487)
Net tax appreciation (depreciation) of investments	$ 749,350

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2009